JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 53.5%
Aerospace & Defense — 0.5%
Airbus SE (France) *	11		774
BAE Systems plc (United Kingdom)	14		84
Dassault Aviation SA (France) *	–	(a)	9
Elbit Systems Ltd. (Israel)	–	(a)	14
General Dynamics Corp.	3		455
Leonardo SpA (Italy)	2		10
MTU Aero Engines AG (Germany)	–	(a)	37
Northrop Grumman Corp.	4		1,221
Raytheon Technologies Corp.	10		567
Rolls-Royce Holdings plc (United Kingdom) *	8		14
Safran SA (France) *	9		878
Singapore Technologies Engineering Ltd. (Singapore)	7		17
Thales SA (France)	–	(a)	34

			4,114

Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered) (Germany)	4		190
DSV Panalpina A/S (Denmark)	1		142
Hyundai Glovis Co. Ltd. (South Korea)	–	(a)	22
SG Holdings Co. Ltd. (Japan)	1		36
Yamato Holdings Co. Ltd. (Japan)	1		34

			424

Airlines — 0.1%
ANA Holdings, Inc. (Japan) *	1		12
Deutsche Lufthansa AG (Registered) (Germany) *	1		11
Japan Airlines Co. Ltd. (Japan)	1		9
Qantas Airways Ltd. (Australia)	4		11
Ryanair Holdings plc, ADR (Ireland) *	6		470
Singapore Airlines Ltd. (Singapore)	6		14
Southwest Airlines Co.	7		251

			778

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	1		22
Bridgestone Corp. (Japan)	2		73
Cie Generale des Etablissements Michelin SCA (France)	1		77
Continental AG (Germany)	–	(a)	50
Denso Corp. (Japan)	2		80
Faurecia SE (France) *	–	(a)	14
Hankook Tire & Technology Co. Ltd. (South Korea)	1		33
Hanon Systems (South Korea)	2		25
Hyundai Mobis Co. Ltd. (South Korea)	–	(a)	72
JTEKT Corp. (Japan)	1		7
Koito Manufacturing Co. Ltd. (Japan)	–	(a)	20
Mando Corp. (South Korea)	1		25
NGK Spark Plug Co. Ltd. (Japan)	1		10
Pirelli & C SpA (Italy) * (b)	2		7
Stanley Electric Co. Ltd. (Japan)	1		17
Sumitomo Electric Industries Ltd. (Japan)	3		36
Sumitomo Rubber Industries Ltd. (Japan)	1		7
Toyoda Gosei Co. Ltd. (Japan)	–	(a)	7
Toyota Industries Corp. (Japan)	1		38
Valeo SA (France)	1		30
Yokohama Rubber Co. Ltd. (The) (Japan)	1		7

			657

Automobiles — 0.9%
Astra International Tbk. PT (Indonesia)	87		26
Bayerische Motoren Werke AG (Germany)	1		101
Bayerische Motoren Werke AG (Preference) (Germany)	–	(a)	13
Daimler AG (Registered) (Germany)	4		195
Dongfeng Motor Group Co. Ltd., Class H (China)	46		29
Eicher Motors Ltd. (India)	1		22
Ferrari NV (Italy)	1		98
Fiat Chrysler Automobiles NV (United Kingdom) *	5		57
Geely Automobile Holdings Ltd. (China)	9		18
Honda Motor Co. Ltd. (Japan)	7		164
Hyundai Motor Co. (South Korea)	1		82
Isuzu Motors Ltd. (Japan)	2		20
Kia Motors Corp. (South Korea)	2		78
Maruti Suzuki India Ltd. (India)	1		63
Mazda Motor Corp. (Japan)	2		14
Mitsubishi Motors Corp. (Japan)	3		6
Nissan Motor Co. Ltd. (Japan)	10		35
Peugeot SA (France) *	2		45
Porsche Automobil Holding SE (Preference) (Germany) *	1		38
Renault SA (France) *	1		21
Subaru Corp. (Japan)	3		50
Suzuki Motor Corp. (Japan)	2		69
Tesla, Inc. *	8		3,559
Thor Industries, Inc.	7		696
Toyota Motor Corp. (Japan)	21		1,367
Volkswagen AG (Germany)	–	(a)	24
Volkswagen AG (Preference) (Germany)	4		607
Yamaha Motor Co. Ltd. (Japan)	1		17

			7,514

Banks — 3.5%
ABN AMRO Bank NV, CVA (Netherlands) (b)	2		15
Absa Group Ltd. (South Africa)	6		34
Al Rajhi Bank (Saudi Arabia)	6		102
Alinma Bank (Saudi Arabia) *	9		41
Aozora Bank Ltd. (Japan)	1		8
Australia & New Zealand Banking Group Ltd. (Australia)	12		149
Axis Bank Ltd. (India) *	10		55
Banco Bilbao Vizcaya Argentaria SA (Spain)	28		78
Banco Bradesco SA (Preference) (Brazil)	10		35
Banco Santander Chile, ADR (Chile)	7		95
Banco Santander SA (Spain)	70		131
Bank Central Asia Tbk. PT (Indonesia)	565		1,032

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Bank Hapoalim BM (Israel)	5		26
Bank Leumi Le-Israel BM (Israel)	6		27
Bank of America Corp.	87		2,098
Bank of China Ltd., Class H (China)	204		63
Bank of East Asia Ltd. (The) (Hong Kong)	6		10
Bank of Kyoto Ltd. (The) (Japan)	–	(a)	10
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	1,349		277
Bankinter SA (Spain)	3		12
Banque Cantonale Vaudoise (Registered) (Switzerland)	–	(a)	13
Barclays plc (United Kingdom)	73		92
BNP Paribas SA (France) *	12		422
BOC Hong Kong Holdings Ltd. (China)	16		41
CaixaBank SA (Spain)	15		32
Capitec Bank Holdings Ltd. (South Africa)	3		208
Chiba Bank Ltd. (The) (Japan)	2		12
China Construction Bank Corp., Class H (China)	311		202
China Merchants Bank Co. Ltd., Class H (China)	24		112
CIMB Group Holdings Bhd. (Malaysia)	23		17
Citigroup, Inc.	25		1,068
Citizens Financial Group, Inc.	22		563
Commerce Bancshares, Inc.	7		372
Commerzbank AG (Germany) *	4		21
Commonwealth Bank of Australia (Australia)	7		344
Concordia Financial Group Ltd. (Japan)	4		15
Credicorp Ltd. (Peru)	5		560
Credit Agricole SA (France) *	5		43
CTBC Financial Holding Co. Ltd. (Taiwan)	26		17
Cullen/Frost Bankers, Inc.	4		227
Danske Bank A/S (Denmark) *	3		39
DBS Group Holdings Ltd. (Singapore)	8		112
DNB ASA (Norway)	4		56
E.Sun Financial Holding Co. Ltd. (Taiwan)	74		66
Erste Group Bank AG (Austria)	31		645
Fifth Third Bancorp	14		299
FinecoBank Banca Fineco SpA (Italy) *	3		35
First Hawaiian, Inc.	15		214
First Horizon National Corp.	36		338
First Republic Bank	6		664
Fukuoka Financial Group, Inc. (Japan)	1		12
Grupo Financiero Banorte SAB de CV, Class O (Mexico) *	55		192
Hana Financial Group, Inc. (South Korea)	2		50
Hang Seng Bank Ltd. (Hong Kong)	3		47
HDFC Bank Ltd., ADR (India) *	55		2,737
HSBC Holdings plc (United Kingdom)	86		336
Huntington Bancshares, Inc.	21		194
IndusInd Bank Ltd. (India) *	2		13
Industrial & Commercial Bank of China Ltd., Class H (China)	181		94
ING Groep NV (Netherlands)	56		396
Intesa Sanpaolo SpA (Italy)	70		131
Israel Discount Bank Ltd., Class A (Israel)	5		13
Itau Unibanco Holding SA, ADR (Brazil)	57		226
Itausa SA (Preference) (Brazil)	17		27
Japan Post Bank Co. Ltd. (Japan)	2		13
Kasikornbank PCL (Thailand)	10		25
KBC Group NV (Belgium)	15		734
KeyCorp	37		436
Kotak Mahindra Bank Ltd. (India) *	18		308
Lloyds Banking Group plc (United Kingdom)	299		101
M&T Bank Corp.	6		596
Mebuki Financial Group, Inc. (Japan)	4		9
Mediobanca Banca di Credito Finanziario SpA (Italy)	3		21
Mitsubishi UFJ Financial Group, Inc. (Japan)	52		206
Mizrahi Tefahot Bank Ltd. (Israel)	1		11
Mizuho Financial Group, Inc. (Japan)	10		127
Moneta Money Bank A/S (Czech Republic) (b)	8		18
National Australia Bank Ltd. (Australia)	13		173
National Commercial Bank (Saudi Arabia)	5		48
Natwest Group plc (United Kingdom)	20		28
Nordea Bank Abp (Finland)	14		104
OTP Bank Nyrt. (Hungary) *	2		47
Oversea-Chinese Banking Corp. Ltd. (Singapore)	14		87
Ping An Bank Co. Ltd., Class A (China)	22		49
PNC Financial Services Group, Inc. (The)	11		1,205
Postal Savings Bank of China Co. Ltd., Class H (China) (b)	76		32
Public Bank Bhd. (Malaysia)	29		108
Qatar National Bank QPSC (Qatar)	11		57
Raiffeisen Bank International AG (Austria) *	1		10
Resona Holdings, Inc. (Japan)	9		30
Sberbank of Russia PJSC, ADR (Russia) *	–	(a)	3
Sberbank of Russia PJSC (Russia)	66		194
Sberbank of Russia PJSC, ADR (Russia) *	10		119
ServisFirst Bancshares, Inc.	8		267
Seven Bank Ltd. (Japan)	2		6
Shinhan Financial Group Co. Ltd. (South Korea)	2		50
Shinsei Bank Ltd. (Japan)	1		9
Shizuoka Bank Ltd. (The) (Japan)	2		12
Signature Bank	3		278
Skandinaviska Enskilda Banken AB, Class A (Sweden) *	7		61

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Societe Generale SA (France) *	3		45
Standard Chartered plc (United Kingdom)	11		52
Sumitomo Mitsui Financial Group, Inc. (Japan)	6		154
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		37
SVB Financial Group *	3		725
Svenska Handelsbanken AB, Class A (Sweden) *	98		821
Swedbank AB, Class A (Sweden) *	4		60
Toronto-Dominion Bank (The) (Canada)	18		849
Truist Financial Corp.	62		2,377
UniCredit SpA (Italy) *	9		74
United Overseas Bank Ltd. (Singapore)	5		70
US Bancorp	15		531
Wells Fargo & Co.	40		936
Western Alliance Bancorp	8		265
Westpac Banking Corp. (Australia)	15		185

			28,378

Beverages — 1.1%
Ambev SA, ADR (Brazil) *	55		123
Anheuser-Busch InBev SA/NV (Belgium)	3		173
Asahi Group Holdings Ltd. (Japan)	2		66
Budweiser Brewing Co. APAC Ltd. (China) (b)	113		331
Carlsberg A/S, Class B (Denmark)	5		670
Cia Cervecerias Unidas SA, ADR (Chile)	1		8
Coca-Cola Amatil Ltd. (Australia)	2		15
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1		8
Coca-Cola Co. (The)	47		2,317
Coca-Cola European Partners plc (United Kingdom)	1		33
Coca-Cola HBC AG (Switzerland)	1		21
Constellation Brands, Inc., Class A	9		1,623
Davide Campari-Milano NV (Italy)	2		27
Diageo plc (United Kingdom)	68		2,345
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	3		161
Heineken Holding NV (Netherlands)	–	(a)	38
Heineken NV (Netherlands)	1		97
Ito En Ltd. (Japan)	–	(a)	14
Keurig Dr Pepper, Inc.	10		288
Kirin Holdings Co. Ltd. (Japan)	4		66
Kweichow Moutai Co. Ltd., Class A (China)	2		489
Pernod Ricard SA (France)	1		143
Remy Cointreau SA (France)	–	(a)	17
Suntory Beverage & Food Ltd. (Japan)	1		23
Treasury Wine Estates Ltd. (Australia)	3		20
United Spirits Ltd. (India) *	5		35

			9,151

Biotechnology — 1.1%
AbbVie, Inc.	33		2,876
Alexion Pharmaceuticals, Inc. *	5		578
Alnylam Pharmaceuticals, Inc. *	2		311
Amgen, Inc.	8		1,911
Amoy Diagnostics Co. Ltd., Class A (China) (c)	2		17
Argenx SE (Netherlands) *	–	(a)	50
BeiGene Ltd., ADR (China) *	–	(a)	71
Biogen, Inc. *	1		186
Celltrion, Inc. (South Korea) *	–	(a)	26
CSL Ltd. (Australia)	2		396
Exact Sciences Corp. *	6		574
Exelixis, Inc. *	18		432
Galapagos NV (Belgium) *	–	(a)	25
Genmab A/S (Denmark) *	–	(a)	100
Grifols SA (Spain)	1		36
Innovent Biologics, Inc. (China) * (b)	8		60
PeptiDream, Inc. (Japan) *	–	(a)	19
Regeneron Pharmaceuticals, Inc. *	2		1,031
Vertex Pharmaceuticals, Inc. *	2		567
Zai Lab Ltd., ADR (China) *	–	(a)	29

			9,295

Building Products — 0.5%
AGC, Inc. (Japan)	1		24
Assa Abloy AB, Class B (Sweden)	4		99
China Lesso Group Holdings Ltd. (China)	19		35
Cie de Saint-Gobain (France) *	2		92
Daikin Industries Ltd. (Japan)	1		203
Fortune Brands Home & Security, Inc.	12		1,068
Geberit AG (Registered) (Switzerland)	–	(a)	92
Kingspan Group plc (Ireland)	1		46
Kingspan Group plc (Ireland)	–	(a)	13
Lennox International, Inc.	2		409
LIXIL Group Corp. (Japan)	1		22
Nibe Industrier AB, Class B (Sweden) *	1		34
Patrick Industries, Inc.	3		158
TOTO Ltd. (Japan)	1		28
Trane Technologies plc	17		2,016

			4,339

Capital Markets — 1.7%
3i Group plc (United Kingdom)	4		53
Ameriprise Financial, Inc.	3		527
Amundi SA (France) * (b)	–	(a)	18
ASX Ltd. (Australia)	1		48
B3 SA - Brasil Bolsa Balcao (Brazil)	26		256
BlackRock, Inc.	3		1,432
Blackstone Group, Inc. (The), Class A	8		392
Charles Schwab Corp. (The)	35		1,268
Credit Suisse Group AG (Registered) (Switzerland)	10		102
Daiwa Securities Group, Inc. (Japan)	6		26
Deutsche Bank AG (Registered) (Germany) *	8		70
Deutsche Boerse AG (Germany)	1		141
Eaton Vance Corp.	7		266
EQT AB (Sweden)	1		20
FactSet Research Systems, Inc.	1		310
Focus Financial Partners, Inc., Class A *	8		267
Hargreaves Lansdown plc (United Kingdom)	1		28

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	28		1,299
Invesco Ltd.	17		193
Japan Exchange Group, Inc. (Japan)	2		62
Julius Baer Group Ltd. (Switzerland)	1		40
KIWOOM Securities Co. Ltd. (South Korea)	–	(a)	19
Lazard Ltd., Class A	10		338
London Stock Exchange Group plc (United Kingdom)	9		1,031
LPL Financial Holdings, Inc.	4		303
Macquarie Group Ltd. (Australia)	1		123
Magellan Financial Group Ltd. (Australia)	1		22
Moelis & Co., Class A	8		287
Morgan Stanley	46		2,202
Morningstar, Inc.	3		440
Moscow Exchange MICEX-RTS PJSC (Russia)	26		49
Natixis SA (France) *	4		9
Nomura Holdings, Inc. (Japan)	13		61
Northern Trust Corp.	6		433
Partners Group Holding AG (Switzerland)	–	(a)	73
S&P Global, Inc.	2		611
SBI Holdings, Inc. (Japan)	1		26
Schroders plc (United Kingdom)	1		18
Singapore Exchange Ltd. (Singapore)	3		23
St James’s Place plc (United Kingdom)	2		27
Standard Life Aberdeen plc (United Kingdom)	10		28
State Street Corp.	9		510
StepStone Group, Inc., Class A *	4		96
T. Rowe Price Group, Inc.	4		459
UBS Group AG (Registered) (Switzerland)	15		173

			14,179

Chemicals — 0.9%
Air Liquide SA (France)	2		317
Air Water, Inc. (Japan)	1		11
Akzo Nobel NV (Netherlands)	12		1,221
Arkema SA (France)	–	(a)	31
Asahi Kasei Corp. (Japan)	5		46
Asian Paints Ltd. (India)	9		237
Axalta Coating Systems Ltd. *	11		245
BASF SE (Germany)	4		236
Chr Hansen Holding A/S (Denmark)	–	(a)	49
Clariant AG (Registered) (Switzerland)	1		17
Covestro AG (Germany) (b)	1		36
Croda International plc (United Kingdom)	1		44
Daicel Corp. (Japan)	1		7
Eastman Chemical Co.	21		1,645
EMS-Chemie Holding AG (Registered) (Switzerland)	–	(a)	31
Evonik Industries AG (Germany)	1		23
Formosa Plastics Corp. (Taiwan)	14		38
FUCHS PETROLUB SE (Preference) (Germany)	–	(a)	15
Givaudan SA (Registered) (Switzerland)	–	(a)	168
ICL Group Ltd. (Israel)	3		11
Johnson Matthey plc (United Kingdom)	1		25
JSR Corp. (Japan)	1		21
Kansai Paint Co. Ltd. (Japan)	1		17
Koninklijke DSM NV (Netherlands)	1		120
Kuraray Co. Ltd. (Japan)	1		13
LANXESS AG (Germany)	–	(a)	20
LG Chem Ltd. (South Korea)	–	(a)	116
Linde plc (United Kingdom)	5		1,222
Linde plc (United Kingdom)	3		787
Lotte Chemical Corp. (South Korea)	–	(a)	33
Mitsubishi Chemical Holdings Corp. (Japan)	5		31
Mitsubishi Gas Chemical Co., Inc. (Japan)	1		13
Mitsui Chemicals, Inc. (Japan)	1		19
Nippon Paint Holdings Co. Ltd. (Japan)	1		62
Nippon Sanso Holdings Corp. (Japan)	1		9
Nissan Chemical Corp. (Japan)	1		27
Nitto Denko Corp. (Japan)	1		46
Novozymes A/S, Class B (Denmark)	1		55
Orica Ltd. (Australia)	2		19
Petronas Chemicals Group Bhd. (Malaysia)	22		30
Saudi Basic Industries Corp. (Saudi Arabia)	2		54
Shin-Etsu Chemical Co. Ltd. (Japan)	2		196
Showa Denko KK (Japan)	1		11
Sika AG (Registered) (Switzerland)	1		147
Solvay SA (Belgium)	–	(a)	27
Sumitomo Chemical Co. Ltd. (Japan)	6		21
Symrise AG (Germany)	1		75
Teijin Ltd. (Japan)	1		12
Toray Industries, Inc. (Japan)	6		27
Tosoh Corp. (Japan)	1		18
Umicore SA (Belgium)	1		35
UPL Ltd. (India)	6		40
Yara International ASA (Norway)	1		29

			7,805

Commercial Services & Supplies — 0.4%
Brambles Ltd. (Australia)	6		49
Copart, Inc. *	4		472
Country Garden Services Holdings Co. Ltd. (China)	7		45
Dai Nippon Printing Co. Ltd. (Japan)	1		20
Greentown Service Group Co. Ltd. (China) (b)	18		22
IAA, Inc. *	8		412
MSA Safety, Inc.	4		470
Park24 Co. Ltd. (Japan)	1		8
Rentokil Initial plc (United Kingdom)	8		54
Secom Co. Ltd. (Japan)	1		82
Securitas AB, Class B (Sweden) *	1		20
Sohgo Security Services Co. Ltd. (Japan)	–	(a)	14
Toppan Printing Co. Ltd. (Japan)	1		16
Waste Connections, Inc.	12		1,247

			2,931

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	4		31
Cisco Systems, Inc.	11		416
CommScope Holding Co., Inc. *	36		321
Nokia OYJ (Finland) *	24		93
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	12		135

			996

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	1		26
Bouygues SA (France)	1		33
China Conch Venture Holdings Ltd. (China)	9		40
China State Construction Engineering Corp. Ltd., Class A (China)	45		34
China State Construction International Holdings Ltd. (China)	30		20
CIMIC Group Ltd. (Australia) *	–	(a)	5
Eiffage SA (France) *	–	(a)	29
Ferrovial SA (Spain)	2		50
HOCHTIEF AG (Germany)	–	(a)	8
JGC Holdings Corp. (Japan)	1		9
Kajima Corp. (Japan)	2		23
Larsen & Toubro Ltd. (India)	3		38
Obayashi Corp. (Japan)	3		25
Shimizu Corp. (Japan)	2		17
Skanska AB, Class B (Sweden)	1		30
Taisei Corp. (Japan)	1		27
Vinci SA (France)	9		776
WillScot Mobile Mini Holdings Corp. *	18		306

			1,496

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class H (China)	4		24
CRH plc (Ireland)	3		120
HeidelbergCement AG (Germany)	1		38
James Hardie Industries plc, CHDI	2		46
LafargeHolcim Ltd. (Registered) (Switzerland) *	26		1,183
Martin Marietta Materials, Inc.	3		797
Siam Cement PCL (The) (Registered) (Thailand)	15		150
Taiheiyo Cement Corp. (Japan)	1		13
UltraTech Cement Ltd. (India)	1		53

			2,424

Consumer Finance — 0.3%
Acom Co. Ltd. (Japan)	2		7
American Express Co.	6		611
Capital One Financial Corp.	23		1,659
Isracard Ltd. (Israel)	–	(a)	–	(a)
Shriram Transport Finance Co. Ltd. (India)	2		17

			2,294

Containers & Packaging — 0.4%
AptarGroup, Inc.	5		589
Ball Corp.	6		457
Crown Holdings, Inc. *	15		1,144
Graphic Packaging Holding Co.	31		433
Packaging Corp. of America	5		550
Pactiv Evergreen, Inc. *	8		95
Smurfit Kappa Group plc (Ireland)	1		38
Westrock Co.	12		426

			3,732

Distributors — 0.1%
Jardine Cycle & Carriage Ltd. (Singapore)	–	(a)	5
LKQ Corp. *	10		286
Pool Corp.	3		873

			1,164

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	–	(a)	8
Bright Horizons Family Solutions, Inc. *	4		541
New Oriental Education & Technology Group, Inc., ADR (China) *	1		101

			650

Diversified Financial Services — 0.3%
AMP Ltd. (Australia)	15		14
Berkshire Hathaway, Inc., Class B *	7		1,548
Chailease Holding Co. Ltd. (Taiwan)	14		63
Eurazeo SE (France) *	–	(a)	9
EXOR NV (Netherlands)	–	(a)	25
FirstRand Ltd. (South Africa)	24		59
Groupe Bruxelles Lambert SA (Belgium)	–	(a)	43
Industrivarden AB, Class C (Sweden) *	1		18
Investor AB, Class B (Sweden)	2		126
Kinnevik AB, Class B (Sweden)	1		41
L E Lundbergforetagen AB, Class B (Sweden) *	–	(a)	16
M&G plc (United Kingdom)	11		23
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2		8
ORIX Corp. (Japan)	6		69
Sofina SA (Belgium)	–	(a)	18
Tokyo Century Corp. (Japan)	–	(a)	11
Wendel SE (France)	–	(a)	10
Yuanta Financial Holding Co. Ltd. (Taiwan)	69		43

			2,144

Diversified Telecommunication Services — 0.4%
Altice Europe NV (Netherlands) *	3		13
BT Group plc (United Kingdom)	38		48
Cellnex Telecom SA (Spain) (b)	12		730
China Unicom Hong Kong Ltd. (China)	50		33
Deutsche Telekom AG (Registered) (Germany)	14		234
Elisa OYJ (Finland)	1		35
Hellenic Telecommunications Organization SA (Greece)	2		33
HKT Trust & HKT Ltd. (Hong Kong)	16		21
Iliad SA (France)	–	(a)	11
Infrastrutture Wireless Italiane SpA (Italy) (b)	1		11
Koninklijke KPN NV (Netherlands)	15		35

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Nippon Telegraph & Telephone Corp. (Japan)	10		202
Orange SA (France)	8		88
PCCW Ltd. (Hong Kong)	18		11
Proximus SADP (Belgium)	1		12
Saudi Telecom Co. (Saudi Arabia)	1		36
Singapore Telecommunications Ltd. (Singapore)	35		54
Spark New Zealand Ltd. (New Zealand)	8		24
Swisscom AG (Registered) (Switzerland)	–	(a)	58
Telecom Italia SpA (Italy)	61		24
Telefonica Brasil SA (Preference) (Brazil)	2		15
Telefonica Deutschland Holding AG (Germany)	4		11
Telefonica SA (Spain)	21		70
Telekomunikasi Indonesia Persero Tbk. PT (Indonesia)	301		52
Telenor ASA (Norway)	3		51
Telia Co. AB (Sweden)	10		42
Telstra Corp. Ltd. (Australia)	18		35
TPG Telecom Ltd. (Australia) *	2		8
United Internet AG (Registered) (Germany)	–	(a)	17
Verizon Communications, Inc.	21		1,257

			3,271

Electric Utilities — 1.3%
American Electric Power Co., Inc.	10		788
AusNet Services (Australia)	8		11
Chubu Electric Power Co., Inc. (Japan)	3		33
Chugoku Electric Power Co., Inc. (The) (Japan)	1		15
CK Infrastructure Holdings Ltd. (Hong Kong)	3		14
CLP Holdings Ltd. (Hong Kong)	7		65
Duke Energy Corp.	4		321
Edison International	6		288
EDP - Energias de Portugal SA (Portugal)	12		58
Electricite de France SA (France)	3		28
Elia Group SA/NV (Belgium)	–	(a)	13
Endesa SA (Spain)	1		36
Enel SpA (Italy)	34		298
Entergy Corp.	3		323
Fortum OYJ (Finland)	2		38
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong) (b)	11		11
Iberdrola SA (Spain)	157		1,931
Kansai Electric Power Co., Inc. (The) (Japan)	3		29
Kyushu Electric Power Co., Inc. (Japan)	2		15
Mercury NZ Ltd. (New Zealand)	3		10
NextEra Energy, Inc.	13		3,559
Orsted A/S (Denmark) (b)	4		551
Portland General Electric Co.	6		197
Power Assets Holdings Ltd. (Hong Kong)	6		32
Power Grid Corp. of India Ltd. (India)	19		41
Red Electrica Corp. SA (Spain)	2		34
Siemens Energy AG (Germany) *	2		44
SSE plc (United Kingdom)	4		68
Tenaga Nasional Bhd. (Malaysia)	13		32
Terna Rete Elettrica Nazionale SpA (Italy)	6		42
Tohoku Electric Power Co., Inc. (Japan)	2		18
Tokyo Electric Power Co. Holdings, Inc. (Japan) *	6		17
Verbund AG (Austria)	–	(a)	16
Xcel Energy, Inc.	27		1,886

			10,862

Electrical Equipment — 0.8%
ABB Ltd. (Registered) (Switzerland)	8		198
AMETEK, Inc.	4		447
Eaton Corp. plc	14		1,416
Fuji Electric Co. Ltd. (Japan)	1		16
Generac Holdings, Inc. *	7		1,369
Legrand SA (France)	1		90
Melrose Industries plc (United Kingdom) *	21		30
Mitsubishi Electric Corp. (Japan)	8		104
NARI Technology Co. Ltd., Class A (China)	13		39
Nidec Corp. (Japan)	2		178
Prysmian SpA (Italy)	1		30
Schneider Electric SE (France)	21		2,661
Shanghai Liangxin Electrical Co. Ltd., Class A (China) (c)	3		11
Siemens Gamesa Renewable Energy SA (Spain)	1		27
Vestas Wind Systems A/S (Denmark)	1		134
WEG SA (Brazil)	14		166
Zhejiang Chint Electrics Co. Ltd., Class A (China)	7		30

			6,946

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4		389
Arrow Electronics, Inc. *	5		355
BOE Technology Group Co. Ltd., Class A (China)	62		45
Cognex Corp.	5		340
Delta Electronics, Inc. (Taiwan)	55		361
Halma plc (United Kingdom)	2		48
Hamamatsu Photonics KK (Japan)	1		30
Hexagon AB, Class B (Sweden) *	1		90
Hirose Electric Co. Ltd. (Japan)	–	(a)	13
Hitachi Ltd. (Japan)	4		139
Hon Hai Precision Industry Co. Ltd. (Taiwan)	7		19
Ingenico Group SA (France) *	–	(a)	40
Keyence Corp. (Japan)	3		1,497
Keysight Technologies, Inc. *	6		582
Kyocera Corp. (Japan)	1		80
Largan Precision Co. Ltd. (Taiwan)	2		234

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Luxshare Precision Industry Co. Ltd., Class A (China)	3		26
Murata Manufacturing Co. Ltd. (Japan)	2		156
Omron Corp. (Japan)	1		63
Samsung SDI Co. Ltd. (South Korea)	–	(a)	48
Shimadzu Corp. (Japan)	1		27
Sunny Optical Technology Group Co. Ltd. (China)	5		73
TDK Corp. (Japan)	1		55
Tianma Microelectronics Co. Ltd., Class A (China) (c)	12		25
Venture Corp. Ltd. (Singapore)	1		17
Yokogawa Electric Corp. (Japan)	1		16
Zebra Technologies Corp., Class A *	2		487

			5,255

Energy Equipment & Services — 0.0% (d)
China Oilfield Services Ltd., Class H (China)	32		22
Tenaris SA	2		10

			32

Entertainment — 0.8%
Bilibili, Inc., ADR (China) *	1		41
Bollore SA (France)	4		14
CD Projekt SA (Poland) *	1		55
iQIYI, Inc., ADR (China) *	2		34
Konami Holdings Corp. (Japan)	–	(a)	17
NCSoft Corp. (South Korea)	–	(a)	68
NetEase, Inc., ADR (China)	1		337
Netflix, Inc. *	6		2,983
Nexon Co. Ltd. (Japan)	2		52
Nintendo Co. Ltd. (Japan)	1		283
Sea Ltd., ADR (Taiwan) *	9		1,390
Spotify Technology SA *	2		413
Square Enix Holdings Co. Ltd. (Japan)	–	(a)	26
Take-Two Interactive Software, Inc. *	3		486
Toho Co. Ltd. (Japan)	1		21
Ubisoft Entertainment SA (France) *	–	(a)	35
Vivendi SA (France)	4		98

			6,353

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Campus Communities, Inc.	6		208
American Homes 4 Rent, Class A	15		425
Ascendas (Singapore)	13		31
Boston Properties, Inc.	2		141
British Land Co. plc (The) (United Kingdom)	4		16
Brixmor Property Group, Inc.	25		293
CapitaLand Commercial Trust (Singapore)	11		14
CapitaLand Mall Trust (Singapore)	11		16
Covivio (France)	–	(a)	15
CubeSmart	12		373
Daiwa House REIT Investment Corp. (Japan)	–	(a)	20
Dexus (Australia)	5		30
EastGroup Properties, Inc.	5		688
Federal Realty Investment Trust	4		273
Gecina SA (France)	–	(a)	26
GLP J-REIT (Japan)	–	(a)	23
Goodman Group (Australia)	7		90
GPT Group (The) (Australia)	8		23
ICADE (France)	–	(a)	7
Japan Prime Realty Investment Corp. (Japan)	–	(a)	9
Japan Real Estate Investment Corp. (Japan)	–	(a)	31
Japan Retail Fund Investment Corp. (Japan)	–	(a)	17
Kimco Realty Corp.	27		306
Klepierre SA (France)	1		12
Land Securities Group plc (United Kingdom)	3		20
Link (Hong Kong)	9		71
Mapletree Commercial Trust (Singapore)	9		13
Mapletree Logistics Trust (Singapore)	11		17
Mid-America Apartment Communities, Inc.	8		956
Mirvac Group (Australia)	17		26
National Retail Properties, Inc.	11		363
Nippon Building Fund, Inc. (Japan)	–	(a)	28
Nippon Prologis REIT, Inc. (Japan)	–	(a)	30
Nomura Real Estate Master Fund, Inc. (Japan)	–	(a)	23
Orix JREIT, Inc. (Japan)	–	(a)	17
Outfront Media, Inc.	26		374
Prologis, Inc.	27		2,674
Public Storage	3		669
Rayonier, Inc.	17		446
Scentre Group (Australia)	22		35
Segro plc (United Kingdom)	5		60
Stockland (Australia)	10		28
Suntec (Singapore)	8		9
Unibail-Rodamco-Westfield (France)	1		22
United Urban Investment Corp. (Japan)	–	(a)	14
Vicinity Centres (Australia)	16		16
Weyerhaeuser Co.	15		421

			9,419

Food & Staples Retailing — 0.6%
Aeon Co. Ltd. (Japan)	3		75
Alimentation Couche-Tard, Inc., Class B (Canada)	27		940
Atacadao SA (Brazil) *	11		38
BGF retail Co. Ltd. (South Korea)	–	(a)	12
Bid Corp. Ltd. (South Africa)	17		260
BIM Birlesik Magazalar A/S (Turkey)	5		43
BJ’s Wholesale Club Holdings, Inc. *	13		523
Carrefour SA (France)	3		41
Casey’s General Stores, Inc.	1		256
Cencosud SA (Chile)	8		12
Cia Brasileira de Distribuicao (Brazil)	2		23
Clicks Group Ltd. (South Africa)	3		38
Coles Group Ltd. (Australia)	6		69
Colruyt SA (Belgium) *	–	(a)	15
Cosmos Pharmaceutical Corp. (Japan)	–	(a)	17
Dairy Farm International Holdings Ltd. (Hong Kong)	1		5
Dino Polska SA (Poland) * (b)	1		34
FamilyMart Co. Ltd. (Japan)	1		16
ICA Gruppen AB (Sweden)	–	(a)	22

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
J Sainsbury plc (United Kingdom)	7		18
Jeronimo Martins SGPS SA (Portugal)	1		17
Kobe Bussan Co. Ltd. (Japan)	–	(a)	17
Koninklijke Ahold Delhaize NV (Netherlands)	5		137
Laobaixing Pharmacy Chain JSC, Class A (China)	4		47
Lawson, Inc. (Japan)	–	(a)	10
METRO AG (Germany)	1		8
Moran Foods Backstop Equity * ‡	3		3
Performance Food Group Co. *	16		548
Pick n Pay Stores Ltd. (South Africa)	6		16
President Chain Store Corp. (Taiwan)	29		264
Raia Drogasil SA (Brazil)	40		166
Seven & i Holdings Co. Ltd. (Japan)	3		99
SPAR Group Ltd. (The) (South Africa)	4		40
Sundrug Co. Ltd. (Japan)	–	(a)	11
Sysco Corp.	4		277
Tesco plc (United Kingdom)	41		113
Tsuruha Holdings, Inc. (Japan)	–	(a)	28
Walgreens Boots Alliance, Inc.	11		396
Wal-Mart de Mexico SAB de CV (Mexico)	106		254
Welcia Holdings Co. Ltd. (Japan)	–	(a)	18
Wm Morrison Supermarkets plc (United Kingdom)	10		22
Woolworths Group Ltd. (Australia)	5		139
X5 Retail Group NV, GDR (Russia) (b)	1		49

			5,136

Food Products — 0.8%
a2 Milk Co. Ltd. (The) (New Zealand) *	3		32
Ajinomoto Co., Inc. (Japan)	2		41
Almarai Co. JSC (Saudi Arabia)	2		30
Associated British Foods plc (United Kingdom)	2		36
Barry Callebaut AG (Registered) (Switzerland)	–	(a)	29
Britannia Industries Ltd. (India)	1		34
Calbee, Inc. (Japan)	–	(a)	13
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	–	(a)	42
Danone SA (France)	3		169
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	8		191
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (China)	4		24
Kerry Group plc, Class A (Ireland)	1		67
Kerry Group plc, Class A (Ireland)	–	(a)	19
Kikkoman Corp. (Japan)	1		33
Lamb Weston Holdings, Inc.	7		441
MEIJI Holdings Co. Ltd. (Japan)	1		38
Mowi ASA (Norway)	2		33
Nestle SA (Registered) (Switzerland)	40		4,814
NH Foods Ltd. (Japan)	–	(a)	13
Nisshin Seifun Group, Inc. (Japan)	1		13
Nissin Foods Holdings Co. Ltd. (Japan)	–	(a)	28
Orkla ASA (Norway)	3		32
Post Holdings, Inc. *	6		524
Savola Group (The) (Saudi Arabia)	2		24
Toyo Suisan Kaisha Ltd. (Japan)	–	(a)	21
Uni-President Enterprises Corp. (Taiwan)	27		58
WH Group Ltd. (Hong Kong) (b)	41		33
Wilmar International Ltd. (China)	8		26
Yakult Honsha Co. Ltd. (Japan)	1		28
Yamazaki Baking Co. Ltd. (Japan)	1		9

			6,895

Gas Utilities — 0.1%
APA Group (Australia)	5		37
Atmos Energy Corp.	4		339
Beijing Enterprises Holdings Ltd. (China)	4		11
China Gas Holdings Ltd. (China)	16		46
Enagas SA (Spain)	1		24
ENN Energy Holdings Ltd. (China)	4		44
Hong Kong & China Gas Co. Ltd. (Hong Kong)	45		65
Kunlun Energy Co. Ltd. (China)	38		25
Naturgy Energy Group SA (Spain)	1		25
Osaka Gas Co. Ltd. (Japan)	2		31
Snam SpA (Italy)	9		44
Toho Gas Co. Ltd. (Japan)	–	(a)	15
Tokyo Gas Co. Ltd. (Japan)	2		37

			743

Health Care Equipment & Supplies — 1.2%
Alcon, Inc. (Switzerland) *	2		118
Ambu A/S, Class B (Denmark)	1		19
Asahi Intecc Co. Ltd. (Japan)	1		25
Baxter International, Inc.	4		330
BioMerieux (France)	–	(a)	27
Boston Scientific Corp. *	65		2,503
Carl Zeiss Meditec AG (Germany)	–	(a)	21
Cochlear Ltd. (Australia)	–	(a)	40
Coloplast A/S, Class B (Denmark)	1		80
Demant A/S (Denmark) *	–	(a)	14
DexCom, Inc. *	1		590
DiaSorin SpA (Italy)	–	(a)	21
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2		54
GN Store Nord A/S (Denmark)	1		41
Hoya Corp. (Japan)	2		181
ICU Medical, Inc. *	2		275
IDEXX Laboratories, Inc. *	1		523
Insulet Corp. *	1		317
Intuitive Surgical, Inc. *	2		1,201
Koninklijke Philips NV (Netherlands) *	4		182
Medtronic plc	6		607
Microport Scientific Corp. (China)	3		12
Olympus Corp. (Japan)	5		102
Sartorius AG (Preference) (Germany)	–	(a)	61
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	1		51
Siemens Healthineers AG (Germany) (b)	1		51
Smith & Nephew plc (United Kingdom)	4		72
Sonova Holding AG (Registered) (Switzerland) *	–	(a)	59
STERIS plc	2		331

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Straumann Holding AG (Registered) (Switzerland)	–	(a)	45
Sysmex Corp. (Japan)	1		67
Terumo Corp. (Japan)	3		107
Top Glove Corp. Bhd. (Malaysia)	8		16
West Pharmaceutical Services, Inc.	2		626
Zimmer Biomet Holdings, Inc.	9		1,239

			10,008

Health Care Providers & Services — 1.2%
Aier Eye Hospital Group Co. Ltd., Class A (China)	3		23
Alfresa Holdings Corp. (Japan)	1		18
AmerisourceBergen Corp.	5		441
Centene Corp. *	7		399
Chemed Corp.	1		279
Cigna Corp.	12		2,091
Encompass Health Corp.	7		454
Fresenius Medical Care AG & Co. KGaA (Germany)	1		76
Fresenius SE & Co. KGaA (Germany)	2		80
HCA Healthcare, Inc.	2		235
Jointown Pharmaceutical Group Co. Ltd., Class A (China) *	2		4
McKesson Corp.	3		407
Medipal Holdings Corp. (Japan)	1		16
Molina Healthcare, Inc. *	3		636
Mouwasat Medical Services Co. (Saudi Arabia)	1		29
NMC Health plc (United Arab Emirates) * ‡	1		—
Orpea (France)*	–	(a)	25
Premier, Inc., Class A	7		217
Quest Diagnostics, Inc.	2		261
Ramsay Health Care Ltd. (Australia)	1		37
Ryman Healthcare Ltd. (New Zealand)	2		16
Sinopharm Group Co. Ltd., Class H (China)	8		17
Sonic Healthcare Ltd. (Australia)	2		45
Suzuken Co. Ltd. (Japan)	–	(a)	11
UnitedHealth Group, Inc.	14		4,287

			10,104

Health Care Technology — 0.1%
GoodRx Holdings, Inc., Class A *	2		119
M3, Inc. (Japan)	2		118
Teladoc Health, Inc. *	2		372

			609

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France) *	1		22
Aristocrat Leisure Ltd. (Australia)	2		53
China CYTS Tours Holding Co. Ltd., Class A (China)	10		16
Compass Group plc (United Kingdom)	8		113
Crown Resorts Ltd. (Australia)	2		10
Dunkin’ Brands Group, Inc.	3		264
Evolution Gaming Group AB (Sweden) (b)	1		35
Flutter Entertainment plc (Ireland)	1		103
Galaxy Entertainment Group Ltd. (Macau)	9		61
Genting Singapore Ltd. (Singapore)	26		13
GVC Holdings plc (United Kingdom)	2		31
Huazhu Group Ltd., ADR (China)	3		118
Huazhu Group Ltd. (China) *	1		24
InterContinental Hotels Group plc (United Kingdom)	15		808
La Francaise des Jeux SAEM (France) (b)	–	(a)	13
Las Vegas Sands Corp.	17		779
McDonald’s Corp.	5		1,125
McDonald’s Holdings Co. Japan Ltd. (Japan)	–	(a)	15
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	1		15
Minor International PCL (Thailand) *	33		21
OPAP SA (Greece)	3		25
Oriental Land Co. Ltd. (Japan)	1		112
Planet Fitness, Inc., Class A *	3		208
Sands China Ltd. (Macau)	61		237
SJM Holdings Ltd. (Macau)	8		9
Sodexo SA (France)	–	(a)	27
Tabcorp Holdings Ltd. (Australia)	10		24
Vail Resorts, Inc.	1		285
Wendy’s Co. (The)	11		243
Whitbread plc (United Kingdom)	1		23
Wynn Macau Ltd. (Macau) *	6		10
Yum China Holdings, Inc. (China)	6		344
Yum! Brands, Inc.	13		1,171

			6,357

Household Durables — 0.6%
Barratt Developments plc (United Kingdom)	4		26
Berkeley Group Holdings plc (United Kingdom)	1		29
Casio Computer Co. Ltd. (Japan)	1		13
Electrolux AB, Series B (Sweden)	1		22
Garmin Ltd.	7		618
Husqvarna AB, Class B (Sweden)	2		19
Iida Group Holdings Co. Ltd. (Japan)	1		12
KB Home	5		194
Midea Group Co. Ltd., Class A (China)	24		260
Mohawk Industries, Inc. *	3		302
Newell Brands, Inc.	21		356
Nikon Corp. (Japan)	1		9
Panasonic Corp. (Japan)	9		79
Persimmon plc (United Kingdom)	30		968
Rinnai Corp. (Japan)	–	(a)	20
SEB SA (France)	–	(a)	16
Sekisui Chemical Co. Ltd. (Japan)	2		24
Sekisui House Ltd. (Japan)	3		46
Sharp Corp. (Japan)	1		11
Sony Corp. (Japan)	20		1,526
Suofeiya Home Collection Co. Ltd., Class A (China)	7		29
Taylor Wimpey plc (United Kingdom)	420		587
Toll Brothers, Inc.	4		206

			5,372

Household Products — 0.4%
Energizer Holdings, Inc.	12		457
Essity AB, Class B (Sweden) *	3		86
Henkel AG & Co. KGaA (Germany)	–	(a)	41

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Henkel AG & Co. KGaA (Preference) (Germany)	1		79
Hindustan Unilever Ltd. (India)	3		82
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	21		33
Lion Corp. (Japan)	1		18
Pigeon Corp. (Japan)	1		22
Procter & Gamble Co. (The)	8		1,047
Reckitt Benckiser Group plc (United Kingdom)	9		877
Reynolds Consumer Products, Inc.	8		231
Unicharm Corp. (Japan)	2		76
Unilever Indonesia Tbk. PT (Indonesia)	146		80

			3,129

Independent Power and Renewable Electricity Producers — 0.0% (d)
CGN Power Co. Ltd., Class H (China) (b)	125		26
China Yangtze Power Co. Ltd., Class A (China)	15		44
Electric Power Development Co. Ltd. (Japan)	1		9
Meridian Energy Ltd. (New Zealand)	5		18
NTPC Ltd. (India)	28		32
Uniper SE (Germany)	1		27

			156

Industrial Conglomerates — 0.4%
Ayala Corp. (Philippines)	1		20
Bidvest Group Ltd. (The) (South Africa)	12		101
Carlisle Cos., Inc.	3		338
CK Hutchison Holdings Ltd. (United Kingdom)	12		70
DCC plc (United Kingdom)	–	(a)	32
Honeywell International, Inc.	12		1,896
Investment AB Latour, Class B (Sweden)	1		15
Jardine Matheson Holdings Ltd. (Hong Kong)	4		143
Jardine Strategic Holdings Ltd. (Hong Kong)	1		18
Keihan Holdings Co. Ltd. (Japan)	–	(a)	17
Keppel Corp. Ltd. (Singapore)	6		20
KOC Holding A/S (Turkey)	15		29
Siemens AG (Registered) (Germany)	3		408
SK Holdings Co. Ltd. (South Korea)	–	(a)	22
Smiths Group plc (United Kingdom)	2		30
Toshiba Corp. (Japan)	2		41

			3,200

Insurance — 2.4%
Admiral Group plc (United Kingdom)	1		27
Aegon NV (Netherlands)	8		20
Ageas SA (Belgium)	1		30
AIA Group Ltd. (Hong Kong)	281		2,791
AIA Group Ltd. (Hong Kong)	42		415
Alleghany Corp.	1		355
Allianz SE (Registered) (Germany)	13		2,410
American International Group, Inc.	10		262
Assicurazioni Generali SpA (Italy)	5		66
Aviva plc (United Kingdom)	17		61
AXA SA (France)	8		151
Baloise Holding AG (Registered) (Switzerland)	–	(a)	29
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia) *	1		17
China Life Insurance Co. Ltd., Class H (China)	38		86
China Pacific Insurance Group Co. Ltd., Class H (China)	23		66
Chubb Ltd.	12		1,348
Chubb Ltd.	–	(a)	13
CNA Financial Corp.	4		119
CNP Assurances (France) *	1		9
Dai-ichi Life Holdings, Inc. (Japan)	5		65
Direct Line Insurance Group plc (United Kingdom)	6		20
Fairfax Financial Holdings Ltd. (Canada)	1		342
Fubon Financial Holding Co. Ltd. (Taiwan)	43		63
Gjensidige Forsikring ASA (Norway)	1		17
Hannover Rueck SE (Germany)	–	(a)	39
Hartford Financial Services Group, Inc. (The)	11		390
HDFC Life Insurance Co. Ltd. (India) * (b)	30		225
Insurance Australia Group Ltd. (Australia)	10		31
Japan Post Holdings Co. Ltd. (Japan)	7		46
Japan Post Insurance Co. Ltd. (Japan)	1		16
Kinsale Capital Group, Inc.	3		515
Legal & General Group plc (United Kingdom)	373		909
Loews Corp.	33		1,138
Mapfre SA (Spain)	5		7
Marsh & McLennan Cos., Inc.	3		294
Medibank Pvt Ltd. (Australia)	12		21
MS&AD Insurance Group Holdings, Inc. (Japan)	2		51
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	1		150
NN Group NV (Netherlands)	1		46
PICC Property & Casualty Co. Ltd., Class H (China)	44		31
Ping An Insurance Group Co. of China Ltd., Class H (China)	245		2,538
Ping An Insurance Group Co. of China Ltd., Class H (China)	7		67
Poste Italiane SpA (Italy) (b)	2		20
Progressive Corp. (The)	14		1,362
Prudential plc (United Kingdom)	11		158
QBE Insurance Group Ltd. (Australia)	6		39
RLI Corp.	6		500
RSA Insurance Group plc (United Kingdom)	4		26
Sampo OYJ, Class A (Finland)	2		79
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	–	(a)	58
Sanlam Ltd. (South Africa)	23		72

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
SCOR SE (France) *	1		19
Sompo Holdings, Inc. (Japan)	1		48
Suncorp Group Ltd. (Australia)	5		33
Swiss Life Holding AG (Registered) (Switzerland) *	–	(a)	51
Swiss Re AG (Switzerland)	1		92
T&D Holdings, Inc. (Japan)	2		23
Tokio Marine Holdings, Inc. (Japan)	3		118
Travelers Cos., Inc. (The)	8		915
Tryg A/S (Denmark)	1		16
Zurich Insurance Group AG (Switzerland)	3		1,008

			19,933

Interactive Media & Services — 1.7%
Adevinta ASA (France) *	1		17
Alphabet, Inc., Class A *	2		2,471
Alphabet, Inc., Class C *	3		4,754
Auto Trader Group plc (United Kingdom) (b)	4		30
Baidu, Inc., ADR (China) *	1		86
Facebook, Inc., Class A *	5		1,291
Kakaku.com, Inc. (Japan)	1		16
LINE Corp. (Japan) *	–	(a)	10
Momo, Inc., ADR (China)	1		12
NAVER Corp. (South Korea)	2		430
REA Group Ltd. (Australia)	–	(a)	18
Scout24 AG (Germany) (b)	–	(a)	40
SEEK Ltd. (Australia)	1		22
Tencent Holdings Ltd. (China)	77		5,207
Z Holdings Corp. (Japan)	11		75

			14,479

Internet & Direct Marketing Retail — 2.8%
Alibaba Group Holding Ltd., ADR (China) *	19		5,482
Allegro.eu SA (Poland) * (b)(c)	1		11
Amazon.com, Inc. *	4		11,774
Booking Holdings, Inc. *	1		1,947
Chewy, Inc., Class A *	6		315
Dada Nexus Ltd., ADR (China) *	1		20
Delivery Hero SE (Germany) * (b)	10		1,128
JD.com, Inc., ADR (China) *	9		688
Just Eat Takeaway.com NV (Netherlands) * (b)	1		60
Meituan Dianping, Class B (China) * (b)	11		340
MercadoLibre, Inc. (Argentina) *	1		832
Mercari, Inc. (Japan) *	–	(a)	18
MYT Holding Co. * ‡	37		34
Naspers Ltd., Class N (South Africa) *	1		212
Ocado Group plc (United Kingdom) *	2		68
Pinduoduo, Inc., ADR (China) *	–	(a)	27
Prosus NV (China) *	2		190
Rakuten, Inc. (Japan)	4		39
Trip.com Group Ltd., ADR (China) *	1		30
Zalando SE (Germany) * (b)	1		60
ZOZO, Inc. (Japan)	1		14

			23,289

IT Services — 2.0%
Adyen NV (Netherlands) * (b)	–	(a)	140
Afterpay Ltd. (Australia) *	1		53
Amadeus IT Group SA (Spain)	2		106
Atos SE (France) *	–	(a)	33
Black Knight, Inc. *	3		282
Booz Allen Hamilton Holding Corp.	12		977
Broadridge Financial Solutions, Inc.	3		437
Capgemini SE (France)	7		894
Computershare Ltd. (Australia)	2		18
Edenred (France)	1		46
EPAM Systems, Inc. *	1		297
FleetCor Technologies, Inc. *	5		1,182
Fujitsu Ltd. (Japan)	1		109
GDS Holdings Ltd., ADR (China) *	–	(a)	35
Global Payments, Inc.	5		827
GMO Payment Gateway, Inc. (Japan)	–	(a)	21
Infosys Ltd. (India)	45		624
Infosys Ltd., ADR (India)	13		179
Itochu Techno-Solutions Corp. (Japan)	–	(a)	15
Leidos Holdings, Inc.	10		865
Mastercard, Inc., Class A	15		5,164
MongoDB, Inc. *	2		397
NEC Corp. (Japan)	1		58
Nexi SpA (Italy) * (b)	2		32
Nomura Research Institute Ltd. (Japan)	1		41
NTT Data Corp. (Japan)	3		35
Obic Co. Ltd. (Japan)	–	(a)	53
Okta, Inc. *	1		135
Otsuka Corp. (Japan)	–	(a)	20
PayPal Holdings, Inc. *	12		2,400
SCSK Corp. (Japan)	–	(a)	11
Snowflake, Inc., Class A *	1		226
Tata Consultancy Services Ltd. (India)	25		840
TIS, Inc. (Japan)	1		19
WEX, Inc. *	3		374
Wix.com Ltd. (Israel) *	–	(a)	56
Worldline SA (France) * (b)	1		47

			17,048

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	1		59
Brunswick Corp.	7		425
Sega Sammy Holdings, Inc. (Japan)	1		9
Shimano, Inc. (Japan)	–	(a)	59
Yamaha Corp. (Japan)	1		29

			581

Life Sciences Tools & Services — 0.5%
Eurofins Scientific SE (Luxembourg) *	–	(a)	44
Hangzhou Tigermed Consulting Co. Ltd., Class H (China) * (b)	2		33
Lonza Group AG (Registered) (Switzerland)	2		1,067
Mettler-Toledo International, Inc. *	1		675
Pharmaron Beijing Co. Ltd., Class H (China) (b)	1		18
QIAGEN NV *	1		50
Sartorius Stedim Biotech (France)	–	(a)	40
Syneos Health, Inc. *	7		349
Thermo Fisher Scientific, Inc.	3		1,529
WuXi AppTec Co. Ltd., Class H (China) (b)	3		38
Wuxi Biologics Cayman, Inc. (China) * (b)	5		123

			3,966

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Machinery — 1.8%
Alfa Laval AB (Sweden) *	1		29
Alstom SA (France) *	11		539
Amada Co. Ltd. (Japan)	1		13
ANDRITZ AG (Austria)	–	(a)	9
Ashok Leyland Ltd. (India)	25		25
Atlas Copco AB, Class A (Sweden)	23		1,082
Atlas Copco AB, Class B (Sweden)	2		69
CNH Industrial NV (United Kingdom) *	4		33
Daifuku Co. Ltd. (Japan)	–	(a)	40
Douglas Dynamics, Inc.	5		161
Dover Corp.	7		777
Epiroc AB, Class A (Sweden)	3		40
Epiroc AB, Class B (Sweden)	2		23
FANUC Corp. (Japan)	1		154
GEA Group AG (Germany)	1		23
Hino Motors Ltd. (Japan)	1		8
Hitachi Construction Machinery Co. Ltd. (Japan)	1		18
Hiwin Technologies Corp. (Taiwan)	5		52
Hoshizaki Corp. (Japan)	–	(a)	16
IDEX Corp.	2		443
Illinois Tool Works, Inc.	2		327
Ingersoll Rand, Inc. *	11		375
ITT, Inc.	6		352
Kawasaki Heavy Industries Ltd. (Japan)	1		8
KION Group AG (Germany)	–	(a)	23
Knorr-Bremse AG (Germany)	–	(a)	36
Komatsu Ltd. (Japan)	4		81
Kone OYJ, Class B (Finland)	13		1,147
Kubota Corp. (Japan)	4		79
Kurita Water Industries Ltd. (Japan)	–	(a)	13
Lincoln Electric Holdings, Inc.	5		443
Makita Corp. (Japan)	1		43
Middleby Corp. (The) *	3		286
MINEBEA MITSUMI, Inc. (Japan)	2		29
MISUMI Group, Inc. (Japan)	1		34
Mitsubishi Heavy Industries Ltd. (Japan)	1		31
Miura Co. Ltd. (Japan)	–	(a)	20
Nabtesco Corp. (Japan)	1		18
NGK Insulators Ltd. (Japan)	1		16
Nordson Corp.	3		643
NSK Ltd. (Japan)	2		11
Otis Worldwide Corp.	3		189
RBC Bearings, Inc. *	3		393
Sandvik AB (Sweden) *	5		93
Schindler Holding AG (Switzerland)	–	(a)	47
Schindler Holding AG (Registered) (Switzerland)	–	(a)	23
SKF AB, Class B (Sweden)	42		864
SMC Corp. (Japan)	2		948
Snap-on, Inc.	2		306
Spirax-Sarco Engineering plc (United Kingdom)	–	(a)	44
Stanley Black & Decker, Inc.	14		2,275
Sumitomo Heavy Industries Ltd. (Japan)	1		12
Techtronic Industries Co. Ltd. (Hong Kong)	35		459
THK Co. Ltd. (Japan)	1		13
Toro Co. (The)	10		839
Volvo AB, Class B (Sweden) *	33		640
Wartsila OYJ Abp (Finland)	2		15
Woodward, Inc.	5		406
Yangzijiang Shipbuilding Holdings Ltd. (China)	11		8
Yaskawa Electric Corp. (Japan)	1		39

			15,182

Marine — 0.0% (d)
AP Moller - Maersk A/S, Class A (Denmark)	–	(a)	20
AP Moller - Maersk A/S, Class B (Denmark)	–	(a)	44
Kuehne + Nagel International AG (Registered) (Switzerland)	–	(a)	45
Nippon Yusen KK (Japan)	1		10

			119

Media — 0.8%
Altice USA, Inc., Class A *	9		246
Charter Communications, Inc., Class A *	4		2,361
Clear Channel Outdoor Holdings, Inc. *	11		11
Comcast Corp., Class A	31		1,445
CyberAgent, Inc. (Japan)	–	(a)	25
Dentsu Group, Inc. (Japan)	1		27
Discovery, Inc., Class A *	18		392
Discovery, Inc., Class C *	17		330
DISH Network Corp., Class A *	13		368
Hakuhodo DY Holdings, Inc. (Japan)	1		13
iHeartMedia, Inc., Class A *	–	(a)	3
Informa plc (United Kingdom)	6		31
JCDecaux SA (France) *	–	(a)	6
Liberty Media Corp.-Liberty SiriusXM, Class C *	6		212
New York Times Co. (The), Class A	9		398
Nexstar Media Group, Inc., Class A	5		473
Pearson plc (United Kingdom)	3		23
Publicis Groupe SA (France)	1		29
Schibsted ASA, Class B (Norway) *	–	(a)	16
SES SA, FDR (Luxembourg)	2		11
Telenet Group Holding NV (Belgium)	–	(a)	7
ViacomCBS, Inc.	13		370
WPP plc (United Kingdom)	5		41

			6,838

Metals & Mining — 0.5%
Alrosa PJSC (Russia)	45		43
Anglo American plc (South Africa)	5		125
AngloGold Ashanti Ltd., ADR (Tanzania, United Republic of)	1		37
Antofagasta plc (Chile)	2		22
ArcelorMittal SA (Luxembourg) *	3		40
Baoshan Iron & Steel Co. Ltd., Class A (China)	57		42
BHP Group Ltd. (Australia)	60		1,545
BHP Group plc (Australia)	9		190
BlueScope Steel Ltd. (Australia)	2		20
Boliden AB (Sweden)	1		34

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)
China Molybdenum Co. Ltd., Class H (China)	69		25
Evolution Mining Ltd. (Australia)	7		29
Evraz plc (Russia)	2		10
Fortescue Metals Group Ltd. (Australia)	7		84
Gerdau SA (Preference) (Brazil)	12		43
Glencore plc (Australia) *	42		87
Gold Fields Ltd., ADR (South Africa)	1		14
Grupo Mexico SAB de CV, Series B (Mexico)	16		42
Hindalco Industries Ltd. (India)	9		22
Hitachi Metals Ltd. (Japan)	1		14
Impala Platinum Holdings Ltd. (South Africa)	3		26
JFE Holdings, Inc. (Japan)	2		15
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia) (b)	3		19
Maruichi Steel Tube Ltd. (Japan)	–	(a)	5
Mitsubishi Materials Corp. (Japan)	1		10
MMC Norilsk Nickel PJSC, ADR (Russia)	2		39
Newcrest Mining Ltd. (Australia)	3		77
Nippon Steel Corp. (Japan) *	3		32
Norsk Hydro ASA (Norway) *	6		16
Northern Star Resources Ltd. (Australia)	3		31
Novolipetsk Steel PJSC (Russia)	8		18
POSCO (South Korea)	–	(a)	68
Rio Tinto Ltd. (Australia)	2		107
Rio Tinto plc (Australia)	16		974
Severstal PAO, GDR (Russia) (b)	3		43
South32 Ltd. (Australia)	20		30
Sumitomo Metal Mining Co. Ltd. (Japan)	1		31
thyssenkrupp AG (Germany) *	2		9
Vale SA, ADR (Brazil)	12		124
voestalpine AG (Austria)	–	(a)	13

			4,155

Multiline Retail — 0.1%
Isetan Mitsukoshi Holdings Ltd. (Japan)	1		7
Kohl’s Corp.	10		182
Lojas Renner SA (Brazil) *	29		205
Magazine Luiza SA (Brazil)	3		43
Marui Group Co. Ltd. (Japan)	1		15
Neiman Marcus Group Restricted Equity * ‡	–	(a)	6
Neiman Marcus Group Unrestricted Equity * ‡	–	(a)	21
Next plc (United Kingdom)	1		43
Nordstrom, Inc.	12		138
Pan Pacific International Holdings Corp. (Japan)	2		40
Ryohin Keikaku Co. Ltd. (Japan)	1		17
Wesfarmers Ltd. (Australia)	5		153

			870

Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	3		26
CMS Energy Corp.	7		431
E.ON SE (Germany)	9		105
Engie SA (France) *	8		103
National Grid plc (United Kingdom)	15		170
NorthWestern Corp.	4		209
RWE AG (Germany)	12		431
Suez SA (France)	1		27
Veolia Environnement SA (France)	2		49

			1,551

Oil, Gas & Consumable Fuels — 1.0%
Ampol Ltd. (Australia)	1		18
Battalion Oil Corp. *	1		4
BP plc (United Kingdom)	372		1,076
Cabot Oil & Gas Corp.	13		234
Chevron Corp.	13		909
China Shenhua Energy Co. Ltd., Class H (China)	26		46
CNOOC Ltd. (China)	84		81
ConocoPhillips	21		676
Diamondback Energy, Inc.	3		86
Ecopetrol SA, ADR (Colombia)	3		26
ENEOS Holdings, Inc. (Japan)	13		46
Eni SpA (Italy)	11		84
EQT Corp.	19		250
Equinor ASA (Norway)	4		60
Equitrans Midstream Corp.	35		299
Formosa Petrochemical Corp. (Taiwan)	14		39
Galp Energia SGPS SA (Portugal)	2		20
Gazprom PJSC, ADR (Russia)	10		45
Idemitsu Kosan Co. Ltd. (Japan)	1		17
Inpex Corp. (Japan)	4		23
Kinder Morgan, Inc.	41		505
Koninklijke Vopak NV (Netherlands)	–	(a)	17
LUKOIL PJSC, ADR (Russia)	2		95
Lundin Energy AB (Sweden)	1		16
Marathon Petroleum Corp.	15		442
Neste OYJ (Finland)	2		94
Oil & Natural Gas Corp. Ltd. (India)	22		21
Oil Search Ltd. (Australia)	8		16
OMV AG (Austria) *	1		17
Origin Energy Ltd. (Australia)	7		23
Petroleo Brasileiro SA (Preference) (Brazil)	23		79
Petronet LNG Ltd. (India)	8		23
Phillips 66	8		427
Pioneer Natural Resources Co.	10		893
PTT Exploration & Production PCL (Thailand)	14		34
PTT PCL (Thailand)	31		32
Reliance Industries Ltd. (India)	9		264
Repsol SA (Spain)	6		42
Royal Dutch Shell plc, Class A (Netherlands)	17		216
Royal Dutch Shell plc, Class B (Netherlands)	16		190
Santos Ltd. (Australia)	7		26
SK Innovation Co. Ltd. (South Korea)	–	(a)	43
S-Oil Corp. (South Korea)	1		34
Tatneft PJSC, ADR (Russia)	1		25
Tatneft PJSC, ADR (Russia)	1		22
Thai Oil PCL (Thailand)	25		26

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
TOTAL SE (France)	10		358
Washington H Soul Pattinson & Co. Ltd. (Australia)	–	(a)	8
Whiting Petroleum Corp. *	4		63
Williams Cos., Inc. (The)	21		414
Woodside Petroleum Ltd. (Australia)	4		51

			8,555

Paper & Forest Products — 0.0% (d)
Mondi plc (United Kingdom)	2		43
Oji Holdings Corp. (Japan)	4		17
Stora Enso OYJ, Class R (Finland)	2		38
Suzano SA (Brazil) *	6		45
Svenska Cellulosa AB SCA, Class B (Sweden) *	3		35
UPM-Kymmene OYJ (Finland)	2		69

			247

Personal Products — 0.5%
Beiersdorf AG (Germany)	–	(a)	48
Coty, Inc., Class A	33		88
Estee Lauder Cos., Inc. (The), Class A	3		726
Kao Corp. (Japan)	2		150
Kobayashi Pharmaceutical Co. Ltd. (Japan)	–	(a)	19
Kose Corp. (Japan)	–	(a)	12
LG Household & Health Care Ltd. (South Korea)	–	(a)	295
L’Oreal SA (France)	1		346
Pola Orbis Holdings, Inc. (Japan)	–	(a)	8
Shiseido Co. Ltd. (Japan)	2		98
Unilever NV (United Kingdom)	34		2,084
Unilever plc (United Kingdom)	5		304

			4,178

Pharmaceuticals — 2.4%
Astellas Pharma, Inc. (Japan)	8		118
AstraZeneca plc (United Kingdom)	6		605
Bayer AG (Registered) (Germany)	4		256
Bristol-Myers Squibb Co.	51		3,045
Catalent, Inc. *	15		1,254
Chugai Pharmaceutical Co. Ltd. (Japan)	3		126
CSPC Pharmaceutical Group Ltd. (China)	28		55
Daiichi Sankyo Co. Ltd. (Japan)	7		221
Eisai Co. Ltd. (Japan)	1		100
Eli Lilly and Co.	12		1,749
GlaxoSmithKline plc (United Kingdom)	85		1,600
H Lundbeck A/S (Denmark)	–	(a)	10
Hikma Pharmaceuticals plc (Jordan)	1		24
Hisamitsu Pharmaceutical Co., Inc. (Japan)	–	(a)	10
Horizon Therapeutics plc *	6		460
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1		23
Ipsen SA (France)	–	(a)	17
Jazz Pharmaceuticals plc *	3		445
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	4		51
Johnson & Johnson	8		1,147
Kyowa Kirin Co. Ltd. (Japan)	1		31
Merck & Co., Inc.	6		507
Merck KGaA (Germany)	1		80
Nippon Shinyaku Co. Ltd. (Japan)	–	(a)	16
Novartis AG (Registered) (Switzerland)	9		814
Novo Nordisk A/S, Class B (Denmark)	37		2,563
Ono Pharmaceutical Co. Ltd. (Japan)	2		50
Orion OYJ, Class B (Finland)	–	(a)	20
Otsuka Holdings Co. Ltd. (Japan)	2		68
Pfizer, Inc.	24		870
Recordati Industria Chimica e Farmaceutica SpA (Italy)	–	(a)	23
Richter Gedeon Nyrt. (Hungary)	1		14
Roche Holding AG (Switzerland)	7		2,373
Royalty Pharma plc, Class A	9		378
Sanofi (France)	5		478
Santen Pharmaceutical Co. Ltd. (Japan)	2		31
Shionogi & Co. Ltd. (Japan)	1		59
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	1		11
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	–	(a)	7
Takeda Pharmaceutical Co. Ltd. (Japan)	7		239
Teva Pharmaceutical Industries Ltd., ADR (Israel) *	5		42
UCB SA (Belgium)	1		61
Vifor Pharma AG (Switzerland)	–	(a)	26

			20,077

Professional Services — 0.5%
51job, Inc., ADR (China) *	–	(a)	34
Adecco Group AG (Registered) (Switzerland)	1		35
Bureau Veritas SA (France) *	1		28
CoreLogic, Inc.	3		219
Experian plc (United Kingdom)	4		144
FTI Consulting, Inc. *	5		548
IHS Markit Ltd.	6		481
Intertek Group plc (United Kingdom)	1		56
Nihon M&A Center, Inc. (Japan)	1		34
NMG, Inc. * ‡	–	(a)	11
Persol Holdings Co. Ltd. (Japan)	1		11
Randstad NV (Netherlands) *	1		26
Recruit Holdings Co. Ltd. (Japan)	5		214
RELX plc (United Kingdom)	51		1,146
SGS SA (Registered) (Switzerland)	–	(a)	927
Teleperformance (France)	–	(a)	76
TransUnion	5		384
Wolters Kluwer NV (Netherlands)	1		98

			4,472

Real Estate Management & Development — 0.4%
Aeon Mall Co. Ltd. (Japan)	–	(a)	6
Aroundtown SA (Germany) *	4		21
Ayala Land, Inc. (Philippines)	34		21
Azrieli Group Ltd. (Israel)	–	(a)	8
CapitaLand Ltd. (Singapore)	11		22
CBRE Group, Inc., Class A *	11		499
China Overseas Land & Investment Ltd. (China)	22		54
China Resources Land Ltd. (China)	18		82

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
China Vanke Co. Ltd., Class H (China)	14		42
City Developments Ltd. (Singapore)	2		11
CK Asset Holdings Ltd. (Hong Kong)	11		54
Country Garden Holdings Co. Ltd. (China)	13		16
Cushman & Wakefield plc *	24		251
Daito Trust Construction Co. Ltd. (Japan)	–	(a)	27
Daiwa House Industry Co. Ltd. (Japan)	2		62
Deutsche Wohnen SE (Germany)	1		72
Emaar Properties PJSC (United Arab Emirates) *	25		19
Hang Lung Properties Ltd. (Hong Kong)	9		23
Henderson Land Development Co. Ltd. (Hong Kong)	7		25
Hongkong Land Holdings Ltd. (Hong Kong)	5		18
Hulic Co. Ltd. (Japan)	1		12
Kerry Properties Ltd. (Hong Kong)	3		8
LEG Immobilien AG (Germany)	–	(a)	41
Lendlease Corp. Ltd. (Australia)	3		22
Longfor Group Holdings Ltd. (China)	13		71
Mitsubishi Estate Co. Ltd. (Japan)	5		76
Mitsui Fudosan Co. Ltd. (Japan)	4		68
New World Development Co. Ltd. (Hong Kong)	6		31
Nomura Real Estate Holdings, Inc. (Japan)	1		10
Pacific Century Premium Developments Ltd. (Hong Kong) *	2		1
Poly Developments and Holdings Group Co. Ltd., Class A (China)	17		41
Sino Land Co. Ltd. (Hong Kong)	14		16
Sumitomo Realty & Development Co. Ltd. (Japan)	1		38
Sun Hung Kai Properties Ltd. (Hong Kong)	6		71
Swire Pacific Ltd., Class A (Hong Kong)	2		10
Swire Properties Ltd. (Hong Kong)	5		13
Swiss Prime Site AG (Registered) (Switzerland)	–	(a)	29
Tokyu Fudosan Holdings Corp. (Japan)	3		11
UOL Group Ltd. (Singapore)	2		10
Vonovia SE (Germany)	16		1,078
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	7		29

			3,019

Road & Rail — 1.0%
Aurizon Holdings Ltd. (Australia)	8		25
Canadian National Railway Co. (Canada)	10		1,107
Canadian Pacific Railway Ltd. (Canada)	3		995
Central Japan Railway Co. (Japan)	1		86
East Japan Railway Co. (Japan)	1		80
Hankyu Hanshin Holdings, Inc. (Japan)	1		32
Keikyu Corp. (Japan)	1		14
Keio Corp. (Japan)	–	(a)	25
Keisei Electric Railway Co. Ltd. (Japan)	1		14
Kintetsu Group Holdings Co. Ltd. (Japan)	1		30
Knight-Swift Transportation Holdings, Inc.	7		284
Kyushu Railway Co. (Japan)	1		13
Landstar System, Inc.	3		325
Localiza Rent a Car SA (Brazil) *	4		39
Lyft, Inc., Class A *	23		641
MTR Corp. Ltd. (Hong Kong)	7		32
Nagoya Railroad Co. Ltd. (Japan)	1		22
Nippon Express Co. Ltd. (Japan)	–	(a)	18
Norfolk Southern Corp.	16		3,447
Odakyu Electric Railway Co. Ltd. (Japan)	1		30
Old Dominion Freight Line, Inc.	3		545
Seibu Holdings, Inc. (Japan)	1		10
Tobu Railway Co. Ltd. (Japan)	1		25
Tokyu Corp. (Japan)	2		27
Uber Technologies, Inc. *	16		566
West Japan Railway Co. (Japan)	1		35

			8,467

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc. *	22		1,830
Advantest Corp. (Japan)	1		39
Analog Devices, Inc.	20		2,378
ASE Technology Holding Co. Ltd. (Taiwan)	19		39
ASM Pacific Technology Ltd. (Hong Kong)	1		13
ASML Holding NV (Netherlands)	8		3,094
ASML Holding NV (Registered), NYRS (Netherlands)	2		594
Cabot Microelectronics Corp.	3		429
Disco Corp. (Japan)	–	(a)	24
Enphase Energy, Inc. *	7		594
Entegris, Inc.	8		603
Global Unichip Corp. (Taiwan)	2		18
Globalwafers Co. Ltd. (Taiwan)	3		40
Infineon Technologies AG (Germany)	5		149
Lam Research Corp.	2		770
Lasertec Corp. (Japan)	–	(a)	25
Maxim Integrated Products, Inc.	5		346
MediaTek, Inc. (Taiwan)	3		64
Microchip Technology, Inc.	4		371
Monolithic Power Systems, Inc.	1		246
Nanya Technology Corp. (Taiwan)	11		22
NVIDIA Corp.	3		1,796
NXP Semiconductors NV (Netherlands)	11		1,396
QUALCOMM, Inc.	11		1,301
Realtek Semiconductor Corp. (Taiwan)	5		64
Renesas Electronics Corp. (Japan) *	3		24
Rohm Co. Ltd. (Japan)	–	(a)	31
Silergy Corp. (China)	1		59
SK Hynix, Inc. (South Korea)	2		138
SolarEdge Technologies, Inc. *	3		654
STMicroelectronics NV (Switzerland)	3		83
SUMCO Corp. (Japan)	1		16

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	58		4,724
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	134		2,016
Texas Instruments, Inc.	19		2,751
Tokyo Electron Ltd. (Japan)	1		157
Vanguard International Semiconductor Corp. (Taiwan)	14		47

			26,945

Software — 3.0%
Aspen Technology, Inc. *	4		454
AVEVA Group plc (United Kingdom)	–	(a)	17
Cadence Design Systems, Inc. *	4		430
Ceridian HCM Holding, Inc. *	3		277
Check Point Software Technologies Ltd. (Israel) *	–	(a)	58
Crowdstrike Holdings, Inc., Class A *	4		607
CyberArk Software Ltd. *	–	(a)	17
Dassault Systemes SE (France)	1		104
Guidewire Software, Inc. *	3		365
Kingdee International Software Group Co. Ltd. (China) *	19		50
Kingsoft Corp. Ltd. (China)	10		50
Microsoft Corp.	61		12,821
Nemetschek SE (Germany)	–	(a)	18
Nice Ltd. (Israel) *	–	(a)	60
Oracle Corp. (Japan)	–	(a)	22
Paylocity Holding Corp. *	1		171
PTC, Inc. *	2		165
Q2 Holdings, Inc. *	5		434
RealPage, Inc. *	4		244
Sage Group plc (The) (United Kingdom)	5		43
salesforce.com, Inc. *	9		2,312
SAP SE (Germany)	14		2,110
ServiceNow, Inc. *	1		695
Splunk, Inc. *	3		654
SS&C Technologies Holdings, Inc.	12		711
Synopsys, Inc. *	3		588
TeamViewer AG (Germany) *	1		27
Temenos AG (Registered) (Switzerland)	–	(a)	38
Trade Desk, Inc. (The), Class A *	2		825
Trend Micro, Inc. (Japan)	1		37
Tyler Technologies, Inc. *	1		451
WiseTech Global Ltd. (Australia)	1		12
Zscaler, Inc. *	3		470

			25,337

Specialty Retail — 1.3%
ABC-Mart, Inc. (Japan)	–	(a)	5
AutoZone, Inc. *	1		730
Best Buy Co., Inc.	11		1,176
CarMax, Inc. *	6		578
Fast Retailing Co. Ltd. (Japan)	–	(a)	126
Hennes & Mauritz AB, Class B (Sweden)	3		58
Hikari Tsushin, Inc. (Japan)	–	(a)	24
Home Depot, Inc. (The)	6		1,777
Industria de Diseno Textil SA (Spain)	18		501
JD Sports Fashion plc (United Kingdom)	2		19
Kingfisher plc (United Kingdom)	9		34
Lowe’s Cos., Inc.	5		872
Mr Price Group Ltd. (South Africa)	9		70
Murphy USA, Inc. *	3		382
National Vision Holdings, Inc. *	7		255
Nitori Holdings Co. Ltd. (Japan)	–	(a)	62
O’Reilly Automotive, Inc. *	6		2,979
Ross Stores, Inc.	4		409
Shimamura Co. Ltd. (Japan)	–	(a)	10
Tractor Supply Co.	6		878
USS Co. Ltd. (Japan)	1		16
Yamada Holdings Co. Ltd. (Japan)	3		15

			10,976

Technology Hardware, Storage & Peripherals — 1.8%
Advantech Co. Ltd. (Taiwan)	5		47
Apple, Inc.	85		9,890
Brother Industries Ltd. (Japan)	1		14
Canon, Inc. (Japan)	4		70
Catcher Technology Co. Ltd. (Taiwan)	6		38
FUJIFILM Holdings Corp. (Japan)	2		74
Inventec Corp. (Taiwan)	19		15
Logitech International SA (Registered) (Switzerland)	1		54
Ricoh Co. Ltd. (Japan)	3		19
Samsung Electronics Co. Ltd. (South Korea)	89		4,399
Seiko Epson Corp. (Japan)	1		14
Xiaomi Corp., Class B (China) * (b)	40		108

			14,742

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany) *	4		1,135
ANTA Sports Products Ltd. (China)	2		21
Burberry Group plc (United Kingdom)	2		34
Carter’s, Inc.	3		224
Cie Financiere Richemont SA (Registered) (Switzerland)	2		148
Columbia Sportswear Co.	4		379
Eclat Textile Co. Ltd. (Taiwan)	3		38
EssilorLuxottica SA (France) *	1		163
Feng TAY Enterprise Co. Ltd. (Taiwan)	4		23
Hermes International (France)	–	(a)	115
Kering SA (France)	–	(a)	212
LVMH Moet Hennessy Louis Vuitton SE (France)	6		2,849
Moncler SpA (Italy) *	1		33
NIKE, Inc., Class B	7		845
Pandora A/S (Denmark)	–	(a)	30
Puma SE (Germany) *	–	(a)	31
Ralph Lauren Corp.	4		277
Shenzhou International Group Holdings Ltd. (China)	4		73
Swatch Group AG (The) (Switzerland)	–	(a)	28
Swatch Group AG (The) (Registered) (Switzerland)	–	(a)	10

			6,668

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	36		856
Rocket Cos., Inc., Class A *	13		253

			1,109

Tobacco — 0.2%
Altria Group, Inc.	7		268
British American Tobacco plc (United Kingdom)	10		347
Imperial Brands plc (United Kingdom)	4		71
ITC Ltd. (India)	99		231
Japan Tobacco, Inc. (Japan)	5		93
KT&G Corp. (South Korea)	1		50
Philip Morris International, Inc.	4		322
Swedish Match AB (Sweden)	1		56

			1,438

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland) *	1		14
Ashtead Group plc (United Kingdom)	2		68
BOC Aviation Ltd. (Singapore) (b)	2		14
Brenntag AG (Germany)	1		41
Bunzl plc (United Kingdom)	1		46
Ferguson plc	10		1,020
ITOCHU Corp. (Japan)	6		146
Marubeni Corp. (Japan)	7		40
Mitsubishi Corp. (Japan)	6		134
Mitsui & Co. Ltd. (Japan)	7		119
MonotaRO Co. Ltd. (Japan)	1		25
Sumitomo Corp. (Japan)	5		60
Toyota Tsusho Corp. (Japan)	1		25

			1,752

Transportation Infrastructure — 0.0% (d)
Aena SME SA (Spain) * (b)	–	(a)	40
Aeroports de Paris (France)	–	(a)	12
Airports of Thailand PCL (Thailand)	23		41
Atlantia SpA (Italy) *	2		33
Auckland International Airport Ltd. (New Zealand)	5		26
Fraport AG Frankfurt Airport Services Worldwide (Germany) *	–	(a)	7
Getlink SE (France) *	2		25
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico) *	2		28
International Container Terminal Services, Inc. (Philippines)	9		20
Japan Airport Terminal Co. Ltd. (Japan)	–	(a)	9
Kamigumi Co. Ltd. (Japan)	–	(a)	8
Sydney Airport (Australia)	6		24
Transurban Group (Australia)	12		117
Zhejiang Expressway Co. Ltd., Class H (China)	20		15

			405

Water Utilities — 0.0% (d)
Severn Trent plc (United Kingdom)	1		32
United Utilities Group plc (United Kingdom)	3		31

			63

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series L (Mexico)	142		89
China Mobile Ltd. (China)	19		122
KDDI Corp. (Japan)	7		171
MTN Group Ltd. (South Africa)	8		25
NTT DOCOMO, Inc. (Japan)	5		176
SK Telecom Co. Ltd. (South Korea)	–	(a)	34
SoftBank Corp. (Japan)	12		135
SoftBank Group Corp. (Japan)	7		408
Tele2 AB, Class B (Sweden)	2		30
TIM Participacoes SA (Brazil) *	13		30
T-Mobile US, Inc. *	4		469
Vodacom Group Ltd. (South Africa)	4		27
Vodafone Group plc (United Kingdom)	113		150

			1,866

TOTAL COMMON STOCKS (Cost $319,276)			446,639

INVESTMENT COMPANIES — 14.8%
Fixed Income — 14.8%
JPMorgan Core Bond Fund Class R6 Shares (e)	1,448		17,995
JPMorgan Corporate Bond Fund Class R6 Shares (e)	9,536		102,709
JPMorgan Emerging Markets Debt Fund Class R6 Shares (e)	119		925
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (e)	124		957

Total Fixed Income			122,586

TOTAL INVESTMENT COMPANIES (Cost $118,290)			122,586

	Principal Amount ($000)
CORPORATE BONDS — 11.1%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada)
6.13%, 1/15/2023 (f)	87		74
7.50%, 3/15/2025 (f)	195		147
7.88%, 4/15/2027 (f)	98		74
BWX Technologies, Inc. 5.38%, 7/15/2026 (f)	40		42
Howmet Aerospace, Inc.
5.13%, 10/1/2024	229		242
5.90%, 2/1/2027	153		165
5.95%, 2/1/2037	61		65
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (f)	110		111
TransDigm, Inc. 6.25%, 3/15/2026 (f)	432		453
Triumph Group, Inc.
6.25%, 9/15/2024 (f)	15		13
7.75%, 8/15/2025	85		54

			1,440

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Air Freight & Logistics — 0.0% (d)
XPO Logistics, Inc.
6.13%, 9/1/2023 (f)	157	160
6.75%, 8/15/2024 (f)	148	157

		317

Airlines — 0.0% (d)
Delta Air Lines, Inc.
4.50%, 10/20/2025 (f)	98	101
4.75%, 10/20/2028 (f)	138	143
United Airlines Holdings, Inc. 5.00%, 2/1/2024	69	60

		304

Auto Components — 0.4%
Adient US LLC
9.00%, 4/15/2025 (f)	200	221
7.00%, 5/15/2026 (f)	345	369
Allison Transmission, Inc.
5.00%, 10/1/2024 (f)	110	111
4.75%, 10/1/2027 (f)	20	21
5.88%, 6/1/2029 (f)	235	254
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	370	367
6.25%, 3/15/2026	183	177
6.50%, 4/1/2027	245	237
Clarios Global LP 6.25%, 5/15/2026 (f)	356	373
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (f)	245	172
Dana Financing Luxembourg SARL
5.75%, 4/15/2025 (f)	170	174
6.50%, 6/1/2026 (f)	290	302
Delphi Technologies plc 5.00%, 10/1/2025 (f)	180	206
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	56	54
Icahn Enterprises LP
6.38%, 12/15/2025	75	77
6.25%, 5/15/2026	44	46
Tenneco, Inc. 5.00%, 7/15/2026	160	118

		3,279

Automobiles — 0.0% (d)
Ford Motor Co.
8.50%, 4/21/2023	70	76
9.00%, 4/22/2025	70	81
9.63%, 4/22/2030	29	37

		194

Banks — 0.1%
CIT Group, Inc.
4.75%, 2/16/2024	115	118
5.25%, 3/7/2025	135	143
Citigroup, Inc. Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (g) (h) (i)	140	147
Natwest Group plc (United Kingdom) 5.13%, 5/28/2024	125	137

		545

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026 (f)	140	142
Standard Industries, Inc.
5.00%, 2/15/2027 (f)	118	123
4.75%, 1/15/2028 (f)	240	249
3.38%, 1/15/2031 (f)	60	59
Summit Materials LLC 5.13%, 6/1/2025 (f)	85	86

		659

Capital Markets — 0.0% (d)
Goldman Sachs Group, Inc. (The) Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (g) (h) (i)	100	96
MSCI, Inc. 5.38%, 5/15/2027 (f)	146	156

		252

Chemicals — 0.1%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (f)	150	154
Chemours Co. (The)
6.63%, 5/15/2023	150	152
7.00%, 5/15/2025	345	346
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (f)	110	109
5.25%, 6/1/2027 (f)	300	283
Olin Corp. 5.13%, 9/15/2027	50	50
WR Grace & Co.-Conn. 5.63%, 10/1/2024 (f)	30	32

		1,126

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 5.25%, 12/15/2024 (f)	163	167
ADT Security Corp. (The)
4.13%, 6/15/2023	80	84
4.88%, 7/15/2032 (f)	75	76
Allied Universal Holdco LLC
6.63%, 7/15/2026 (f)	21	22
9.75%, 7/15/2027 (f)	22	24
Aramark Services, Inc.
5.00%, 4/1/2025 (f)	130	132
5.00%, 2/1/2028 (f)	165	166
Covanta Holding Corp. 5.88%, 7/1/2025	40	41
GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (f)	95	95
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (f)	17	17
5.00%, 2/1/2025 (f)	27	27
Nielsen Finance LLC 5.00%, 4/15/2022 (f)	320	321
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (f)	47	49
5.75%, 4/15/2026 (f)	150	160
6.25%, 1/15/2028 (f)	125	127

		1,508

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Communications Equipment — 0.1%
CommScope Technologies LLC
6.00%, 6/15/2025 (f)	255	258
5.00%, 3/15/2027 (f)	52	50
CommScope, Inc.
5.50%, 3/1/2024 (f)	71	73
6.00%, 3/1/2026 (f)	570	595
8.25%, 3/1/2027 (f)	136	141

		1,117

Construction & Engineering — 0.0% (d)
AECOM 5.13%, 3/15/2027	64	69

Consumer Finance — 0.4%
Ally Financial, Inc.
4.63%, 5/19/2022	225	236
5.75%, 11/20/2025	265	298
8.00%, 11/1/2031	60	82
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (f)	99	99
4.38%, 5/1/2026 (f)	85	81
Ford Motor Credit Co. LLC
3.47%, 4/5/2021	200	200
4.06%, 11/1/2024	205	205
4.39%, 1/8/2026	400	395
4.54%, 8/1/2026	665	662
4.27%, 1/9/2027	200	196
Navient Corp.
6.13%, 3/25/2024	140	141
6.75%, 6/25/2025	190	193
5.00%, 3/15/2027	50	47
OneMain Finance Corp.
8.25%, 10/1/2023	100	111
6.13%, 3/15/2024	75	79
6.88%, 3/15/2025	40	44
7.13%, 3/15/2026	120	134
6.63%, 1/15/2028	39	43
5.38%, 11/15/2029	65	68

		3,314

Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
6.00%, 2/15/2025 (f)	200	208
5.25%, 8/15/2027 (f)	400	407
Berry Global, Inc. 4.88%, 7/15/2026 (f)	284	298
Crown Americas LLC 4.75%, 2/1/2026	35	36
LABL Escrow Issuer LLC
6.75%, 7/15/2026 (f)	305	322
10.50%, 7/15/2027 (f)	75	80
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (f)	510	512
7.25%, 4/15/2025 (f)	150	141
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (f) (j)	200	207

		2,211

Distributors — 0.1%
Performance Food Group, Inc. 5.50%, 10/15/2027 (f)	240	247
Wolverine Escrow LLC 9.00%, 11/15/2026 (f)	310	256

		503

Diversified Consumer Services — 0.0% (d)
Service Corp. International
4.63%, 12/15/2027	165	175
5.13%, 6/1/2029	65	72

		247

Diversified Financial Services — 0.1%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (f)	235	241
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (f)	100	107
8.25%, 11/15/2026 (f)	157	172
Sabre GLBL, Inc.
5.25%, 11/15/2023 (f)	10	10
9.25%, 4/15/2025 (f)	190	209

		739

Diversified Telecommunication Services — 1.4%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (f)	200	222
Altice France SA (France) 7.38%, 5/1/2026 (f)	735	770
CCO Holdings LLC
5.75%, 2/15/2026 (f)	1,060	1,103
5.50%, 5/1/2026 (f)	525	547
5.13%, 5/1/2027 (f)	735	773
5.00%, 2/1/2028 (f)	45	47
4.75%, 3/1/2030 (f)	648	686
4.25%, 2/1/2031 (f)	276	286
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	35	38
Series Y, 7.50%, 4/1/2024	75	84
5.63%, 4/1/2025	470	503
5.13%, 12/15/2026 (f)	580	596
Series G, 6.88%, 1/15/2028	49	55
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (f)	240	247
8.00%, 10/15/2025 (f)	89	94
Embarq Corp. 8.00%, 6/1/2036	147	174
Frontier Communications Corp.
7.13%, 1/15/2023 (k)	55	21
7.63%, 4/15/2024 (k)	25	10
6.88%, 1/15/2025 (k)	14	5
11.00%, 9/15/2025 (k)	67	28
8.50%, 4/1/2026 (f) (j) (k)	207	209
8.00%, 4/1/2027 (f) (j) (k)	340	339
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023 (k)	565	354
8.00%, 2/15/2024 (f) (j) (k)	250	254
8.50%, 10/15/2024 (f) (k)	183	118
9.75%, 7/15/2025 (f) (k)	140	92

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Level 3 Financing, Inc.
5.38%, 1/15/2024	240	243
5.38%, 5/1/2025	120	124
5.25%, 3/15/2026	10	10
4.63%, 9/15/2027 (f)	85	87
Sprint Capital Corp.
6.88%, 11/15/2028	100	125
8.75%, 3/15/2032	891	1,304
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	240	284
6.00%, 9/30/2034	305	355
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 8/15/2026 (f)	200	209
5.50%, 5/15/2029 (f)	200	214
Windstream Services LLC 9.00%, 6/30/2025 (f) (k)	195	2
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (f)	325	320

		10,932

Electric Utilities — 0.1%
NextEra Energy Operating Partners LP 4.25%, 7/15/2024 (f)	63	66
NRG Energy, Inc.
7.25%, 5/15/2026	115	122
6.63%, 1/15/2027	117	124
5.75%, 1/15/2028	124	134
5.25%, 6/15/2029 (f)	10	11
PG&E Corp. 5.00%, 7/1/2028	290	281
Vistra Operations Co. LLC
5.50%, 9/1/2026 (f)	190	198
5.63%, 2/15/2027 (f)	70	74

		1,010

Electrical Equipment — 0.0% (d)
Sensata Technologies BV 5.63%, 11/1/2024 (f)	260	282

Electronic Equipment, Instruments & Components — 0.0% (d)
CDW LLC
5.50%, 12/1/2024	45	49
4.25%, 4/1/2028	193	200

		249

Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027 (f)	9	9
Nabors Industries Ltd. 7.25%, 1/15/2026 (f)	50	25
Nabors Industries, Inc. 5.75%, 2/1/2025	115	39
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (f)	87	34
Transocean Guardian Ltd. 5.88%, 1/15/2024 (f)	164	106
Transocean Pontus Ltd. 6.13%, 8/1/2025 (f)	94	84
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (f)	84	67
Transocean Proteus Ltd. 6.25%, 12/1/2024 (f)	67	59
Transocean, Inc. 11.50%, 1/30/2027 (f)	38	15

		438

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026 (f)	73	53
12.00% (PIK), 6/15/2026 (f) (l)	202	52
Cinemark USA, Inc.
4.88%, 6/1/2023	147	125
8.75%, 5/1/2025 (f)	60	64
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (f)	59	57
6.50%, 5/15/2027 (f)	210	227
4.75%, 10/15/2027 (f)	255	238
Netflix, Inc.
5.88%, 2/15/2025	22	25
4.88%, 4/15/2028	100	112
5.88%, 11/15/2028	142	169
5.38%, 11/15/2029 (f)	85	100
4.88%, 6/15/2030 (f)	570	650
WMG Acquisition Corp. 3.88%, 7/15/2030 (f)	120	124

		1,996

Equity Real Estate Investment Trusts (REITs) — 0.3%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (f)	80	63
ESH Hospitality, Inc.
5.25%, 5/1/2025 (f)	80	81
4.63%, 10/1/2027 (f)	174	171
Iron Mountain, Inc.
4.88%, 9/15/2027 (f)	124	126
4.88%, 9/15/2029 (f)	165	168
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	220	233
5.75%, 2/1/2027	254	274
4.50%, 1/15/2028	15	15
RHP Hotel Properties LP
5.00%, 4/15/2023	120	117
4.75%, 10/15/2027	120	111
SBA Communications Corp. 3.88%, 2/15/2027 (f)	130	132
Uniti Group LP 6.00%, 4/15/2023 (f)	80	80
VICI Properties LP
3.50%, 2/15/2025 (f)	30	30
4.25%, 12/1/2026 (f)	405	407
3.75%, 2/15/2027 (f)	275	270
4.13%, 8/15/2030 (f)	30	30

		2,308

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
3.50%, 2/15/2023 (f)	40	41
5.75%, 3/15/2025	133	137
3.25%, 3/15/2026 (f)	100	99
7.50%, 3/15/2026 (f)	115	126

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.63%, 1/15/2027 (f)	85	87
3.50%, 3/15/2029 (f)	100	97
4.88%, 2/15/2030 (f)	90	94
New Albertsons LP 8.00%, 5/1/2031	29	34
Rite Aid Corp.
7.50%, 7/1/2025 (f)	157	155
8.00%, 11/15/2026 (f)	274	273

		1,143

Food Products — 0.3%
B&G Foods, Inc. 5.25%, 4/1/2025	169	174
JBS USA LUX SA
5.75%, 6/15/2025 (f)	120	123
6.50%, 4/15/2029 (f)	24	27
5.50%, 1/15/2030 (f)	216	236
Kraft Heinz Foods Co.
4.63%, 1/30/2029	670	745
4.63%, 10/1/2039 (f)	49	52
5.00%, 6/4/2042	146	159
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (f)	200	209
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (f)	105	107
Post Holdings, Inc.
5.00%, 8/15/2026 (f)	199	204
5.75%, 3/1/2027 (f)	210	221
5.63%, 1/15/2028 (f)	90	95
5.50%, 12/15/2029 (f)	36	39
4.63%, 4/15/2030 (f)	42	43

		2,434

Gas Utilities — 0.0% (d)
AmeriGas Partners LP
5.50%, 5/20/2025	267	287
5.88%, 8/20/2026	25	27
5.75%, 5/20/2027	39	43

		357

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (f)	130	135
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (f)	100	103
Hologic, Inc. 4.38%, 10/15/2025 (f)	222	227
Teleflex, Inc. 4.88%, 6/1/2026	32	33

		498

Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	73	73
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (f)	41	41
Centene Corp.
4.75%, 1/15/2025	57	59
5.25%, 4/1/2025 (f)	106	110
5.38%, 6/1/2026 (f)	99	104
4.25%, 12/15/2027	130	136
4.63%, 12/15/2029	320	345
3.38%, 2/15/2030	280	291
3.00%, 10/15/2030	120	122
Community Health Systems, Inc.
6.25%, 3/31/2023	100	98
8.63%, 1/15/2024 (f)	185	183
8.00%, 3/15/2026 (f)	24	24
DaVita, Inc.
4.63%, 6/1/2030 (f)	120	123
3.75%, 2/15/2031 (f)	171	165
Encompass Health Corp.
5.75%, 11/1/2024	197	197
4.50%, 2/1/2028	295	297
HCA, Inc.
5.88%, 5/1/2023	195	212
5.38%, 2/1/2025	105	115
5.88%, 2/15/2026	1,168	1,309
5.63%, 9/1/2028	154	176
5.88%, 2/1/2029	700	816
3.50%, 9/1/2030	245	249
Polaris Intermediate Corp. 8.50%(cash), 12/1/2022 (f) (l)	102	104
Tenet Healthcare Corp.
6.75%, 6/15/2023	210	221
4.63%, 7/15/2024	184	184
4.63%, 9/1/2024 (f)	101	102
5.13%, 5/1/2025	131	131
4.88%, 1/1/2026 (f)	602	611
6.25%, 2/1/2027 (f)	510	526
5.13%, 11/1/2027 (f)	63	65

		7,189

Health Care Technology — 0.0% (d)
IQVIA, Inc. 5.00%, 5/15/2027 (f)	200	210

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (f)	270	274
5.00%, 10/15/2025 (f)	145	149
3.88%, 1/15/2028 (f)	30	31
Boyd Gaming Corp. 6.38%, 4/1/2026	212	221
Caesars Resort Collection LLC 5.75%, 7/1/2025 (f)	72	74
Cedar Fair LP
5.38%, 4/15/2027	4	4
5.25%, 7/15/2029	85	81
Enterprise Development Authority (The) 12.00%, 7/15/2024 (f)	67	75
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	20	20
5.13%, 5/1/2026	357	367
4.88%, 1/15/2030	48	49
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	115	116
4.88%, 4/1/2027	60	61
International Game Technology plc
6.50%, 2/15/2025 (f)	200	213
6.25%, 1/15/2027 (f)	200	215

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	100	111
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	255	262
MGM Resorts International
6.75%, 5/1/2025	395	413
5.75%, 6/15/2025	14	15
4.63%, 9/1/2026	481	478
5.50%, 4/15/2027	79	83
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (f)	105	117
11.50%, 6/1/2025 (f)	158	184
Scientific Games International, Inc. 5.00%, 10/15/2025 (f)	215	216
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (f)	227	213
5.50%, 4/15/2027 (f)	65	62
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (f)	115	122
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (f)	184	196
Station Casinos LLC
5.00%, 10/1/2025 (f)	115	113
4.50%, 2/15/2028 (f)	15	14
Wyndham Destinations, Inc.
6.35%, 10/1/2025 (j)	36	38
5.75%, 4/1/2027 (j)	34	35
Wynn Las Vegas LLC 5.50%, 3/1/2025 (f)	402	386
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (f)	355	344
Yum! Brands, Inc.
7.75%, 4/1/2025 (f)	120	133
4.75%, 1/15/2030 (f)	177	190
3.63%, 3/15/2031	111	111

		5,786

Household Durables — 0.2%
Lennar Corp.
4.75%, 5/30/2025	130	142
5.25%, 6/1/2026	65	73
5.00%, 6/15/2027	125	140
Newell Brands, Inc.
4.70%, 4/1/2026 (j)	430	458
5.87%, 4/1/2036 (j)	80	92
Tempur Sealy International, Inc.
5.63%, 10/15/2023	319	322
5.50%, 6/15/2026	203	211

		1,438

Household Products — 0.2%
Central Garden & Pet Co.
6.13%, 11/15/2023	55	56
5.13%, 2/1/2028	195	205
Energizer Holdings, Inc. 7.75%, 1/15/2027 (f)	555	606
Spectrum Brands, Inc.
6.13%, 12/15/2024	59	61
5.75%, 7/15/2025	273	281
5.00%, 10/1/2029 (f)	106	110

		1,319

Independent Power and Renewable Electricity Producers — 0.0% (d)
Calpine Corp. 5.25%, 6/1/2026 (f)	285	296
Clearway Energy Operating LLC
5.75%, 10/15/2025	5	5
5.00%, 9/15/2026	60	63

		364

Internet & Direct Marketing Retail — 0.0% (d)
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (f)	155	143

IT Services — 0.0% (d)
Gartner, Inc. 4.50%, 7/1/2028 (f)	130	136

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	96	93
6.75%, 12/31/2025 (f)	540	569
5.88%, 12/15/2027 (f)	120	129
Vista Outdoor, Inc. 5.88%, 10/1/2023	210	211

		1,002

Life Sciences Tools & Services — 0.0% (d)
Avantor, Inc. 6.00%, 10/1/2024 (f)	355	371

Machinery — 0.0% (d)
Colfax Corp. 6.00%, 2/15/2024 (f)	50	52
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (f)	200	208
Welbilt, Inc. 9.50%, 2/15/2024	50	51

		311

Media — 1.1%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (f)	720	762
AMC Networks, Inc.
5.00%, 4/1/2024	125	127
4.75%, 8/1/2025	50	52
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	497	482
5.13%, 8/15/2027 (f)	343	329
CSC Holdings LLC
5.25%, 6/1/2024	85	91
5.50%, 5/15/2026 (f)	475	493
5.50%, 4/15/2027 (f)	200	211
5.38%, 2/1/2028 (f)	200	211
Diamond Sports Group LLC 5.38%, 8/15/2026 (f)	346	245
DISH DBS Corp.
6.75%, 6/1/2021	60	62
5.88%, 7/15/2022	200	208
5.00%, 3/15/2023	35	36
5.88%, 11/15/2024	1,190	1,224
7.75%, 7/1/2026	320	351

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entercom Media Corp. 6.50%, 5/1/2027 (f)	48	42
Gray Television, Inc.
5.13%, 10/15/2024 (f)	65	66
5.88%, 7/15/2026 (f)	85	88
7.00%, 5/15/2027 (f)	120	131
iHeartCommunications, Inc.
6.38%, 5/1/2026	29	30
8.38%, 5/1/2027	114	112
5.25%, 8/15/2027 (f)	225	220
Lamar Media Corp.
5.75%, 2/1/2026	70	72
3.75%, 2/15/2028 (f)	30	30
4.00%, 2/15/2030 (f)	65	65
Meredith Corp. 6.88%, 2/1/2026	220	184
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027 (f)	270	284
4.75%, 11/1/2028 (f)	124	126
Outfront Media Capital LLC 5.00%, 8/15/2027 (f)	165	161
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (f)	243	242
5.88%, 3/15/2026 (f)	12	12
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (f)	15	16
5.38%, 7/15/2026 (f)	230	239
5.00%, 8/1/2027 (f)	295	308
5.50%, 7/1/2029 (f)	12	13
4.13%, 7/1/2030 (f)	315	323
TEGNA, Inc.
5.50%, 9/15/2024 (f)	8	8
4.63%, 3/15/2028 (f)	60	59
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (h)	64	65
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (h)	55	60
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (f)	510	537

		8,377

Metals & Mining — 0.3%
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (f)	400	412
6.13%, 5/15/2028 (f)	200	211
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (j)	15	15
Arconic Corp. 6.13%, 2/15/2028 (f)	200	205
Constellium SE 6.63%, 3/1/2025 (f)	250	256
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (f)	47	48
5.13%, 5/15/2024 (f)	15	16
4.50%, 9/15/2027 (f)	70	75
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	145	152
4.13%, 3/1/2028	104	105
4.38%, 8/1/2028	94	97
5.40%, 11/14/2034	45	50
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (f)	170	159
Novelis Corp.
5.88%, 9/30/2026 (f)	110	113
4.75%, 1/30/2030 (f)	165	161
United States Steel Corp. 12.00%, 6/1/2025 (f)	73	78

		2,153

Multiline Retail — 0.0% (d)
Macy’s, Inc. 8.38%, 6/15/2025 (f)	320	331
Neiman Marcus Group Ltd. LLC 14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (f) (k) (l)	251	73

		404

Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Partners LP
5.38%, 9/15/2024	240	206
5.75%, 1/15/2028 (f)	60	49
Antero Resources Corp.
5.13%, 12/1/2022	60	49
5.63%, 6/1/2023	206	149
Apache Corp.
4.63%, 11/15/2025	22	21
4.88%, 11/15/2027	203	192
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (f)	25	19
Blue Racer Midstream LLC 6.13%, 11/15/2022 (f)	355	346
Buckeye Partners LP
4.13%, 3/1/2025 (f)	65	62
4.13%, 12/1/2027	185	175
4.50%, 3/1/2028 (f)	65	63
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	197	190
Cheniere Energy Partners LP
5.25%, 10/1/2025	90	92
4.50%, 10/1/2029	325	333
Cheniere Energy, Inc. 4.63%, 10/15/2028 (f)	225	231
Chesapeake Energy Corp. 11.50%, 1/1/2025 (f) (k)	107	14
Comstock Resources, Inc.
7.50%, 5/15/2025 (f)	95	90
9.75%, 8/15/2026	200	206
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (j)	153	150
5.75%, 4/1/2025	55	50
5.63%, 5/1/2027 (f)	65	58
DCP Midstream Operating LP
4.95%, 4/1/2022	20	20
5.38%, 7/15/2025	166	171
5.63%, 7/15/2027	65	66
6.75%, 9/15/2037 (f)	60	58

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (g) (h) (i)	125	50
4.40%, 4/1/2024	32	29
4.15%, 6/1/2025	165	141
4.85%, 7/15/2026	18	16
EP Energy LLC
9.38%, 5/1/2024 (f) (k)	30	–	(a)
8.00%, 2/15/2025 (f) (k)	127	–	(a)
EQM Midstream Partners LP
6.00%, 7/1/2025 (f)	25	26
4.13%, 12/1/2026	85	81
EQT Corp. 7.88%, 2/1/2025 (j)	310	344
Genesis Energy LP
6.00%, 5/15/2023	40	36
6.25%, 5/15/2026	160	133
7.75%, 2/1/2028	64	56
Gulfport Energy Corp.
6.63%, 5/1/2023	55	34
6.00%, 10/15/2024	15	9
6.38%, 5/15/2025	85	53
6.38%, 1/15/2026	80	49
Hess Midstream Operations LP 5.63%, 2/15/2026 (f)	95	97
Hilcorp Energy I LP
5.75%, 10/1/2025 (f)	57	52
6.25%, 11/1/2028 (f)	52	47
Matador Resources Co. 5.88%, 9/15/2026	31	26
MEG Energy Corp. (Canada)
7.00%, 3/31/2024 (f)	61	57
6.50%, 1/15/2025 (f)	284	278
7.13%, 2/1/2027 (f)	96	86
NuStar Logistics LP
5.75%, 10/1/2025	60	62
6.00%, 6/1/2026	33	33
5.63%, 4/28/2027	32	32
6.38%, 10/1/2030	60	62
Oasis Petroleum, Inc.
6.88%, 3/15/2022	71	17
6.88%, 1/15/2023	60	14
6.25%, 5/1/2026 (f)	265	62
Occidental Petroleum Corp.
2.70%, 8/15/2022	293	273
8.00%, 7/15/2025	126	127
5.88%, 9/1/2025	70	64
3.00%, 2/15/2027	20	16
8.50%, 7/15/2027	141	142
6.38%, 9/1/2028	70	65
8.88%, 7/15/2030	158	162
6.63%, 9/1/2030	70	65
Parsley Energy LLC
5.38%, 1/15/2025 (f)	210	209
5.25%, 8/15/2025 (f)	135	134
PBF Holding Co. LLC
9.25%, 5/15/2025 (f)	83	85
6.00%, 2/15/2028 (f)	125	84
QEP Resources, Inc.
5.25%, 5/1/2023	30	22
5.63%, 3/1/2026	49	28
Range Resources Corp.
4.88%, 5/15/2025	140	127
9.25%, 2/1/2026 (f)	50	51
SM Energy Co.
5.00%, 1/15/2024	55	29
5.63%, 6/1/2025	45	20
6.63%, 1/15/2027	89	40
Southwestern Energy Co.
6.45%, 1/23/2025 (j)	227	220
7.50%, 4/1/2026	60	59
7.75%, 10/1/2027	10	10
Sunoco LP
5.50%, 2/15/2026	35	35
5.88%, 3/15/2028	10	10
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (f)	49	46
5.50%, 1/15/2028 (f)	60	54
Targa Resources Partners LP
5.25%, 5/1/2023	25	25
4.25%, 11/15/2023	100	99
5.88%, 4/15/2026	560	575
6.50%, 7/15/2027	127	132
5.00%, 1/15/2028	50	49
6.88%, 1/15/2029	85	91
4.88%, 2/1/2031 (f)	113	109
TerraForm Power Operating LLC 5.00%, 1/31/2028 (f)	85	93
Western Midstream Operating LP 4.00%, 7/1/2022	100	101
WPX Energy, Inc.
5.75%, 6/1/2026	204	212
5.25%, 10/15/2027	95	96
4.50%, 1/15/2030	85	84

		8,885

Personal Products — 0.0% (d)
Prestige Brands, Inc.
6.38%, 3/1/2024 (f)	95	97
5.13%, 1/15/2028 (f)	80	83

		180

Pharmaceuticals — 0.4%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (f)	324	356
8.50%, 1/31/2027 (f)	238	262
Bausch Health Cos., Inc.
5.50%, 3/1/2023 (f)	4	4
5.88%, 5/15/2023 (f)	5	5
7.00%, 3/15/2024 (f)	151	156
6.13%, 4/15/2025 (f)	267	273
5.50%, 11/1/2025 (f)	301	308
9.00%, 12/15/2025 (f)	475	517
5.75%, 8/15/2027 (f)	54	57
7.00%, 1/15/2028 (f)	151	160
5.00%, 1/30/2028 (f)	564	548
7.25%, 5/30/2029 (f)	31	33
5.25%, 1/30/2030 (f)	64	63

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investment	Principal Amount ($000)	Value ($000)
Elanco Animal Health, Inc. 5.90%, 8/28/2028 (j)	65	75
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (f)	410	430

		3,247

Professional Services — 0.0% (d)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (f)	50	54

Real Estate Management & Development — 0.0% (d)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	39	39

Road & Rail — 0.1%
AerCap Global Aviation Trust (Ireland) (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (f) (h)	200	170
Ashtead Capital, Inc. (United Kingdom) 4.00%, 5/1/2028 (f)	200	208
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (f)	165	157
5.25%, 3/15/2025 (f)	97	88
5.75%, 7/15/2027 (f)	46	41
Hertz Corp. (The)
7.63%, 6/1/2022 (f) (k)	55	51
5.50%, 10/15/2024 (f) (k)	252	113
7.13%, 8/1/2026 (f) (k)	160	72

		900

Semiconductors & Semiconductor Equipment — 0.1%
Qorvo, Inc. 5.50%, 7/15/2026	145	154
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (f)	400	419

		573

Software — 0.1%
CDK Global, Inc.
5.88%, 6/15/2026	35	36
5.25%, 5/15/2029 (f)	156	167
Open Text Corp. (Canada) 5.88%, 6/1/2026 (f)	120	125
Solera LLC 10.50%, 3/1/2024 (f)	44	46
SS&C Technologies, Inc. 5.50%, 9/30/2027 (f)	243	258

		632

Specialty Retail — 0.3%
Gap, Inc. (The)
8.38%, 5/15/2023 (f)	140	155
8.88%, 5/15/2027 (f)	60	68
L Brands, Inc.
5.63%, 2/15/2022	220	229
6.88%, 11/1/2035	195	192
Penske Automotive Group, Inc. 5.50%, 5/15/2026	251	259
PetSmart, Inc.
7.13%, 3/15/2023 (f)	405	409
5.88%, 6/1/2025 (f)	567	581
8.88%, 6/1/2025 (f)	40	41
Staples, Inc.
7.50%, 4/15/2026 (f)	520	479
10.75%, 4/15/2027 (f)	175	140

		2,553

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 7.13%, 6/15/2024 (f)	165	172
NCR Corp.
5.75%, 9/1/2027 (f)	225	235
5.00%, 10/1/2028 (f)	67	67
6.13%, 9/1/2029 (f)	295	312
Western Digital Corp. 4.75%, 2/15/2026	191	206
Xerox Corp. 4.38%, 3/15/2023 (j)	64	66

		1,058

Thrifts & Mortgage Finance — 0.0% (d)
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (f)	55	51
Quicken Loans LLC
5.25%, 1/15/2028 (f)	170	179
3.63%, 3/1/2029 (f)	42	42
3.88%, 3/1/2031 (f)	42	41

		313

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (f)	145	77
H&E Equipment Services, Inc. 5.63%, 9/1/2025	120	125
Herc Holdings, Inc. 5.50%, 7/15/2027 (f)	330	341
United Rentals North America, Inc.
4.63%, 10/15/2025	350	359
5.88%, 9/15/2026	80	84
5.50%, 5/15/2027	90	96
3.88%, 11/15/2027	75	77
4.88%, 1/15/2028	85	89
3.88%, 2/15/2031	299	303
WESCO Distribution, Inc.
7.13%, 6/15/2025 (f)	165	180
7.25%, 6/15/2028 (f)	120	131

		1,862

Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	190	202
6.63%, 8/1/2026	35	38
Sprint Corp.
7.25%, 9/15/2021	86	90
7.88%, 9/15/2023	220	252
7.13%, 6/15/2024	254	292
7.63%, 2/15/2025	795	930
7.63%, 3/1/2026	248	300

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
T-Mobile USA, Inc.
3.50%, 4/15/2025 (f)		95	104
6.50%, 1/15/2026		309	323
4.50%, 2/1/2026		208	214
3.75%, 4/15/2027 (f)		95	106
4.75%, 2/1/2028		740	792
3.88%, 4/15/2030 (f)		95	108

			3,751

TOTAL CORPORATE BONDS (Cost $93,345)			92,721

CONVERTIBLE BONDS — 4.7%
Aerospace & Defense — 0.0% (d)
MTU Aero Engines AG (Germany) Series MTX, 0.13%, 5/17/2023 (b)	EUR	200	284

Airlines — 0.1%
Southwest Airlines Co. 1.25%, 5/1/2025		397	518

Banks — 0.2%
Barclays Bank plc (United Kingdom) Zero Coupon, 2/4/2025		474	592
Series VUN, Zero Coupon, 2/18/2025		569	605
BofA Finance LLC 0.25%, 5/1/2023		556	544

			1,741

Beverages — 0.1%
Remy Cointreau SA (France) 0.13%, 9/7/2026 (b) (k)	EUR	384 Units	729

Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024		255	268
Exact Sciences Corp. 1.00%, 1/15/2025		227	351

			619

Capital Markets — 0.1%
Archer Obligations SA (France) Series KER, Zero Coupon, 3/31/2023 (b)	EUR	600	985

Chemicals — 0.2%
Sika AG (Switzerland)
3.75%, 1/30/2022 (b)	CHF	400	738
0.15%, 6/5/2025 (b)	CHF	180	252
Symrise AG (Germany) Series SY1G, 0.24%, 6/20/2024 (b)	EUR	400	627

			1,617

Commercial Services & Supplies — 0.1%
China Conch Venture Holdings International Ltd. (China) Zero Coupon, 9/5/2023 (b)	HKD	4,000	568

Diversified Consumer Services — 0.1%
Chegg, Inc. 0.13%, 3/15/2025		286	435

Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA (Spain) 1.50%, 1/16/2026 (b)	EUR	400	816

Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		612	682
Sea Ltd. (Taiwan) 1.00%, 12/1/2024 (f)		119	367

			1,049

Health Care Equipment & Supplies — 0.2%
DexCom, Inc.
0.75%, 12/1/2023		311	786
0.25%, 11/15/2025 (f)		197	208
Insulet Corp. 0.38%, 9/1/2026 (f)		451	574

			1,568

Health Care Providers & Services — 0.0% (d)
Orpea (France) 0.38%, 5/17/2027 (b) (k)	EUR	242 Units	386

Household Durables — 0.1%
Sony Corp. (Japan) Series 6, Zero Coupon, 9/30/2022	JPY	55,000	837

Interactive Media & Services — 0.2%
Snap, Inc. 0.75%, 8/1/2026		554	767
Zillow Group, Inc. 1.38%, 9/1/2026		332	793

			1,560

Internet & Direct Marketing Retail — 0.4%
Booking Holdings, Inc. 0.75%, 5/1/2025 (f)		551	707
Match Group Financeco, Inc. 0.88%, 10/1/2022 (f)		250	636
MercadoLibre, Inc. (Argentina) 2.00%, 8/15/2028		412	1,037
Ocado Group plc (United Kingdom) 0.88%, 12/9/2025 (b)	GBP	300	637

			3,017

IT Services — 0.6%
Akamai Technologies, Inc. 0.13%, 5/1/2025		399	513
Amadeus IT Group SA (Spain) 1.50%, 4/9/2025 (b)	EUR	600	866
Atos SE (France) Zero Coupon, 11/6/2024 (b)	EUR	300	443
MongoDB, Inc. 0.25%, 1/15/2026 (f)		300	392
Okta, Inc. 0.13%, 9/1/2025		460	606
Shopify, Inc. (Canada) 0.13%, 11/1/2025		300	335
Square, Inc. 0.50%, 5/15/2023		409	885
Twilio, Inc. 0.25%, 6/1/2023		201	699

			4,739

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Life Sciences Tools & Services — 0.1%
Illumina, Inc. 0.50%, 6/15/2021		356	457
Repligen Corp. 0.38%, 7/15/2024		505	718

			1,175

Media — 0.1%
DISH Network Corp. 3.38%, 8/15/2026		70	64
Liberty Interactive LLC 1.75%, 9/30/2046 (f)		299	551
Liberty Media Corp. 1.38%, 10/15/2023		268	292

			907

Oil, Gas & Consumable Fuels — 0.0% (d)
Oasis Petroleum, Inc. 2.63%, 9/15/2023		20	5

Pharmaceuticals — 0.0% (d)
Sino Biopharmaceutical Ltd. (Hong Kong) Zero Coupon, 2/17/2025 (b)	EUR	171	195

Real Estate Management & Development — 0.0% (d)
Smart Insight International Ltd. (China) 4.50%, 12/5/2023 (b)	HKD	2,000	298

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026		56	573
Inphi Corp. 0.75%, 4/15/2025 (f)		588	704
Microchip Technology, Inc. 1.63%, 2/15/2027		1,014	1,562
ON Semiconductor Corp. 1.63%, 10/15/2023		324	428
Silicon Laboratories, Inc. 1.38%, 3/1/2022		209	250
STMicroelectronics NV (Switzerland) Series B, 0.25%, 7/3/2024 (b)		200	311

			3,828

Software — 1.1%
Atlassian, Inc. 0.63%, 5/1/2023		460	1,035
Cloudflare, Inc. 0.75%, 5/15/2025 (f)		183	246
Coupa Software, Inc. 0.13%, 6/15/2025		656	1,195
Datadog, Inc. 0.13%, 6/15/2025 (f)		175	231
DocuSign, Inc. 0.50%, 9/15/2023		361	1,090
Envestnet, Inc. 1.75%, 6/1/2023		352	451
Five9, Inc.
0.13%, 5/1/2023		153	482
0.50%, 6/1/2025 (f)		192	232
Palo Alto Networks, Inc. 0.75%, 7/1/2023		321	362
Proofpoint, Inc. 0.25%, 8/15/2024		211	210
RealPage, Inc. 1.50%, 5/15/2025		264	272
RingCentral, Inc. Zero Coupon, 3/1/2025 (f)		382	407
ServiceNow, Inc. Zero Coupon, 6/1/2022		363	1,311
Slack Technologies, Inc. 0.50%, 4/15/2025 (f)		200	232
Splunk, Inc. 0.50%, 9/15/2023		347	482
Workday, Inc. 0.25%, 10/1/2022		362	556
Xero Investments Ltd. (New Zealand) 2.38%, 10/4/2023 (b)		474	795

			9,589

Specialty Retail — 0.1%
Zhongsheng Group Holdings Ltd. (China) Zero Coupon, 5/23/2023 (b)	HKD	3,000	627

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany) Series ADS, 0.05%, 9/12/2023 (b)	EUR	200	284
LVMH Moet Hennessy Louis Vuitton SE (France) Series MCFP, Zero Coupon, 2/16/2021 (b)		155 Units	769

			1,053

Wireless Telecommunication Services — 0.0% (d)
Vodafone Group plc (United Kingdom) 1.50%, 3/12/2022 (b)	GBP	200	216

TOTAL CONVERTIBLE BONDS (Cost $30,108)			39,361

ASSET-BACKED SECURITIES — 3.7%
ABFC Trust
Series 2003-OPT1, Class M1, 1.18%, 2/25/2033 ‡ (m)		566	563
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022 (f)		155	156
Series 2019-1, Class C, 6.41%, 2/20/2024 (f)		500	491
ACE Securities Corp. Home Equity Loan Trust
Series 2004-OP1, Class M3, 2.02%, 4/25/2034 (m)		205	199
Series 2004-HE3, Class M3, 1.23%, 11/25/2034 ‡ (m)		32	33
American Credit Acceptance Receivables Trust
Series 2019-2, Class B, 3.05%, 5/12/2023 (f)		20	20
Series 2017-2, Class E, 5.52%, 3/12/2024 (f)		130	132

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-1, Class D, 3.81%, 4/14/2025 (f)	640	665
Series 2019-1, Class E, 4.84%, 4/14/2025 (f)	445	463
Series 2019-3, Class E, 3.80%, 9/12/2025 (f)	400	405
AmeriCredit Automobile Receivables Trust Series 2019-1, Class D, 3.62%, 3/18/2025	210	219
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-2, Class M3, 2.80%, 8/25/2032 ‡ (m)	201	200
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities Series 2004-R1, Class M1, 0.94%, 2/25/2034‡ (m)	169	163
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 0.97%, 2/25/2034 ‡ (m)	69	67
Series 2004-W7, Class M9, 3.96%, 5/25/2034 ‡ (f) (m)	135	144
Bear Stearns Asset-Backed Securities Trust Series 2004-2, Class M1, 1.35%, 8/25/2034 ‡ (m)	254	251
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 1.50%, 8/25/2033 (m)	134	134
Series 2003-HE3, Class M2, 2.77%, 11/25/2033 ‡ (m)	2	2
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 1.65%, 6/25/2034 ‡ (m)	95	94
CHEC Loan Trust Series 2004-2, Class M3, 1.40%, 4/25/2034 ‡ (m)	205	204
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024 (f)	935	963
Series 2019-1A, Class C, 3.82%, 8/15/2024 (f)	225	232
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034 ‡ (j)	936	975
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 ‡ (f)	63	63
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (f)	179	179
Countrywide Asset-Backed Certificates
Series 2003-BC6, Class M2, 1.87%, 10/25/2033 ‡ (m)	8	8
Series 2005-12, Class M2, 0.64%, 2/25/2036 ‡ (m)	551	549
Credit Acceptance Auto Loan Trust Series 2019-1A, Class B, 3.75%, 4/17/2028 (f)	534	559
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB5, Class M2, 2.62%, 11/25/2033 ‡ (m)	31	31
Series 2004-CB6, Class M3, 2.25%, 12/25/2033 ‡ (m)	140	138
Series 2004-CB4, Class A5, 6.78%, 5/25/2035 (j)	509	528
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 1.87%, 7/25/2034 ‡ (m)	258	257
Series 2004-6, Class M2, 1.12%, 10/25/2034 ‡ (m)	209	204
Drive Auto Receivables Trust Series 2019-3, Class D, 3.18%, 10/15/2026	980	1,012
DT Auto Owner Trust Series 2017-1A, Class D, 3.55%, 11/15/2022 (f)	15	15
Equity One Mortgage Pass-Through Trust Series 2003-1, Class M1, 4.86%, 8/25/2033 ‡ (m)	531	546
First Franklin Mortgage Loan Trust Series 2006-FF8, Class IIA3, 0.30%, 7/25/2036 ‡ (m)	36	35
FREED ABS Trust
Series 2018-2, Class B, 4.61%, 10/20/2025 ‡ (f)	305	306
Series 2019-1, Class A, 3.42%, 6/18/2026 (f)	7	7
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024 (f)	1,300	1,339
Series 2019-2A, Class D, 4.52%, 2/17/2026 (f)	550	562
GLS Auto Receivables Trust Series 2018-1A, Class B, 3.52%, 8/15/2023 (f)	350	355
GSAMP Trust Series 2004-NC2, Class B2, 3.52%, 10/25/2034 ‡ (f) (m)	527	423
Home Equity Asset Trust
Series 2002-1, Class M2, 2.05%, 11/25/2032 ‡ (m)	308	293
Series 2004-3, Class M1, 1.00%, 8/25/2034 ‡ (m)	242	240
Series 2004-6, Class M2, 1.05%, 12/25/2034 ‡ (m)	91	90
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M3, 1.35%, 11/25/2034 ‡ (m)	176	175
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 0.71%, 7/25/2031 ‡ (m)	150	150
Series 2003-4, Class M2, 2.77%, 8/25/2033 ‡ (m)	16	16
Marlette Funding Trust Series 2019-4A, Class A, 2.39%, 12/17/2029 (f)	192	194

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MASTR Asset-Backed Securities Trust Series 2004-OPT1, Class M2, 1.80%, 2/25/2034 ‡ (m)	51	51
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.12%, 7/25/2034 (m)	59	57
Series 2004-HE1, Class M2, 2.40%, 4/25/2035 ‡ (m)	233	226
Series 2005-NC1, Class M2, 1.23%, 10/25/2035 ‡ (m)	302	300
Series 2005-FM1, Class M1, 0.87%, 5/25/2036 (m)	213	208
MFA LLC Series 2018-NPL1, Class A1, 3.88%, 5/25/2048 ‡ (f) (j)	219	218
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC8, Class M1, 1.20%, 9/25/2033 ‡ (m)	1,073	1,064
Series 2005-HE1, Class M3, 0.93%, 12/25/2034 ‡ (m)	263	239
Series 2005-HE1, Class M4, 1.23%, 12/25/2034 ‡ (m)	153	143
New Century Home Equity Loan Trust
Series 2003-5, Class M1, 5.03%, 11/25/2033 (j)	160	164
Series 2004-4, Class M1, 0.91%, 2/25/2035 ‡ (m)	435	422
Series 2005-1, Class M1, 0.82%, 3/25/2035 ‡ (m)	157	156
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 2.92%, 9/25/2033 ‡ (m)	372	378
Series 2003-3, Class M1, 1.27%, 12/25/2033 ‡ (m)	51	51
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-4, Class M1, 1.17%, 7/25/2033 ‡ (m)	457	456
Option One Mortgage Loan Trust Series 2004-2, Class M2, 1.72%, 5/25/2034 ‡ (m)	471	464
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 1.80%, 12/25/2034 ‡ (m)	772	786
Series 2005-WCH1, Class M4, 1.39%, 1/25/2036 ‡ (m)	473	472
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 3.00%, 2/25/2023 (f) (m)	380	371
Prestige Auto Receivables Trust Series 2017-1A, Class D, 3.61%, 10/16/2023 (f)	230	234
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1, 3.84%, 12/27/2058 ‡ (f) (j)	502	503
Series 2019-NPL2, Class A2, 5.93%, 12/27/2058 ‡ (f) (j)	500	499
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025 ‡ (f)	100	100
PRPM LLC Series 2019-2A, Class A1, 3.97%, 4/25/2024 ‡ (f) (j)	385	388
RAMP Trust
Series 2005-RS6, Class M4, 1.12%, 6/25/2035 ‡ (m)	500	497
Series 2006-RZ3, Class M1, 0.50%, 8/25/2036 ‡ (m)	1,000	967
Renaissance Home Equity Loan Trust Series 2003-2, Class M1, 1.39%, 8/25/2033 ‡ (m)	1,033	1,019
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (f)	310	325
Series 2019-A, Class D, 3.45%, 1/26/2032 (f)	420	438
Saxon Asset Securities Trust
Series 2000-2, Class MF2, 8.66%, 7/25/2030 ‡ (j)	58	51
Series 2003-2, Class M2, 2.77%, 6/25/2033 ‡ (m)	120	123
Series 2003-3, Class M1, 1.12%, 12/25/2033 ‡ (m)	362	355
Series 2004-2, Class MV2, 1.95%, 8/25/2035 ‡ (m)	213	212
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 1.05%, 11/25/2034 ‡ (m)	202	200
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024 ‡ (f) (j)	1,253	1,243
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.12%, 10/25/2033 ‡ (m)	135	135
Series 2004-7, Class M1, 1.20%, 8/25/2034 ‡ (m)	37	36
Series 2004-7, Class M2, 1.27%, 8/25/2034 ‡ (m)	36	36
Series 2004-8, Class M2, 1.08%, 9/25/2034 ‡ (m)	210	206
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 0.42%, 5/25/2031 ‡ (f) (m)	97	71
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049 ‡ (f) (j)	707	707
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (f) (j)	979	982
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class M8A, 4.65%, 10/25/2034 ‡ (f) (m)	194	178
Westlake Automobile Receivables Trust Series 2019-1A, Class E, 4.49%, 7/15/2024 (f)	505	525

TOTAL ASSET-BACKED SECURITIES (Cost $30,303)		31,305

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Alternative Loan Trust
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	2		2
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	239		239
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	8		9
American Home Mortgage Investment Trust Series 2006-3, Class 22A1, 2.06%, 12/25/2036 (m)	1,344		1,197
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (f) (m)	1,521		1,523
Series 2020-1, Class M1, 3.16%, 12/25/2059 ‡ (f) (m)	897		876
Banc of America Alternative Loan Trust
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10		10
Series 2006-5, Class 3A1, 6.00%, 6/25/2046	24		24
Bear Stearns ALT-A Trust
Series 2005-4, Class 23A2, 3.50%, 5/25/2035 (m)	221		219
Series 2005-7, Class 12A3, 0.83%, 8/25/2035 (m)	8		8
Bellemeade Re Ltd. (Bermuda) Series 2019-1A, Class M1A, 1.45%, 3/25/2029 ‡ (f) m)	82		82
CHL Mortgage Pass-Through Trust
Series 2005-HYB3, Class 2A1A, 3.54%, 6/20/2035 (m)	292		295
Series 2006-HYB1, Class 2A2C, 3.15%, 3/20/2036 (m)	460		442
Series 2006-HYB2, Class 2A1B, 3.40%, 4/20/2036 (m)	416		381
Series 2006-21, Class A14, 6.00%, 2/25/2037	66		51
Citigroup Mortgage Loan Trust Series 2005-11, Class A2A, 2.53%, 10/25/2035 (m)	91		90
Connecticut Avenue Securities Trust Series 2019-R05, Class 1B1, 4.25%, 7/25/2039 (f) (m)	500		437
Deephaven Residential Mortgage Trust
Series 2018-3A, Class B2, 5.91%, 8/25/2058 ‡ (f) (m)	300		300
Series 2019-4A, Class M1, 3.48%, 10/25/2059 ‡ (f) (m)	1,457		1,490
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 0.45%, 4/25/2036 (m)	476		457
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, Class 1A3, 0.48%, 2/25/2036 (m)	1,266		1,216
Eagle RE Ltd. (Bermuda)
Series 2019-1, Class M1B, 1.95%, 4/25/2029 ‡ (f) (m)	90		90
Series 2019-1, Class M2, 3.45%, 4/25/2029 ‡ (f) (m)	350		337
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA2, Class M3, 5.30%, 11/25/2028 (m)	304		313
FHLMC, REMIC Series 3077, Class TO, PO, 4/15/2035	–	(a)	–	(a)
FNMA, REMIC
Series 2008-65, Class CD, 4.50%, 8/25/2023	–	(a)	–	(a)
Series 2009-86, Class OT, PO, 10/25/2037	–	(a)	–	(a)
Fremont Home Loan Trust Series 2004-A, Class M1, 0.97%, 1/25/2034 ‡ (m)	740		730
GCAT Trust Series 2019-NQM2, Class M1, 3.31%, 9/25/2059 ‡ (f) (m)	2,000		2,032
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	3		4
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (f) (m)	250		254
Series 2019-1, Class B1, 4.80%, 1/25/2059 ‡ (f) (m)	250		255
Impac CMB Trust
Series 2004-9, Class 1A1, 0.91%, 1/25/2035 (m)	333		334
Series 2005-5, Class A4, 0.91%, 8/25/2035 (m)	270		248
Series 2005-8, Class 1AM, 0.85%, 2/25/2036 (m)	550		528
Series 2007-A, Class M3, 2.40%, 5/25/2037 ‡ (f) (m)	514		494
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A2, 3.16%, 4/25/2034 (m)	116		117
MASTR Alternative Loan Trust
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	114		117
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	246		223
Merrill Lynch Mortgage Investors Trust Series 2005-A5, Class A9, 3.51%, 6/25/2035 (m)	66		66

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
New Residential Mortgage Loan Trust Series 2019-NQM4, Class B2, 5.03%, 9/25/2059 ‡ (f) (m)	688		648
Nmg Frn 9/18/2025 ‡	66		66
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1		1
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024 (f) (j)	597		602
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	–	(a)	–	(a)
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3		3
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	379		274
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (f)	25		25
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 0.36%, 7/20/2036 (m)	193		184
Starwood Mortgage Residential Trust Series 2019-INV1, Class M1, 3.06%, 9/27/2049 ‡ (f) (m)	1,721		1,652
Structured Asset Mortgage Investments II Trust
Series 2005-AR2, Class 2A1, 0.61%, 5/25/2045 (m)	85		81
Series 2007-AR7, Class 1A1, 1.00%, 5/25/2047 (m)	483		370
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (f) (m)	1,100		1,036
Series 2019-INV1, Class M1, 4.03%, 12/25/2059 ‡ (f) (m)	100		101
Series 2019-INV1, Class B1, 4.99%, 12/25/2059 ‡ (f)	100		94
WaMu Mortgage Pass-Through Certificates Series 2005-AR8, Class 2AB2, 0.99%, 7/25/2045 (m)	1,018		987
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.61%, 3/25/2035 (m)	193		196
Series 2005-AR10, Class 1A3, 3.02%, 9/25/2035 (m)	1,639		1,727
Series 2005-AR10, Class 1A4, 3.02%, 9/25/2035 (m)	225		238
Series 2007-HY3, Class 3A3, 3.59%, 3/25/2037 (m)	299		283
Series 2006-AR17, Class 1A1A, 1.98%, 12/25/2046 (m)	406		374

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,559)			24,432

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Notes 2.50%, 1/31/2021 (n)(Cost $20,080)	20,015		20,170

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
BANK Series 2019-BN21, Class XA, IO, 1.00%, 10/17/2052 (m)	5,614		363
BX Commercial Mortgage Trust Series 2018-BIOA, Class D, 1.47%, 3/15/2037 ‡ (f) (m)	500		493
Commercial Mortgage Trust Series 2020-CBM, Class F, 3.75%, 2/10/2037 ‡ (f) (m)	270		216
DBGS Mortgage Trust Series 2018-5BP, Class B, 0.98%, 6/15/2033 ‡ (f) (m)	750		737
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC04, Class X1, IO, 1.41%, 12/25/2026 (m)	3,360		186
Series K075, Class X3, IO, 2.20%, 5/25/2028 (m)	2,250		300
Series K086, Class X1, IO, 0.39%, 11/25/2028 (m)	12,337		245
Series K090, Class X1, IO, 0.85%, 2/25/2029 (m)	10,570		574
Series K090, Class X3, IO, 2.39%, 10/25/2029 (m)	3,390		554
Series K068, Class X3, IO, 2.13%, 10/25/2044 (m)	5,100		615
Series K729, Class X3, IO, 2.04%, 11/25/2044 (m)	4,530		323
Series K730, Class X3, IO, 2.10%, 2/25/2045 (m)	3,830		295
Series K072, Class X3, IO, 2.21%, 12/25/2045 (m)	5,070		655
Series K089, Class X3, IO, 2.37%, 1/25/2046 (m)	3,132		488
Series K088, Class X3, IO, 2.42%, 2/25/2047 (m)	3,610		577
Series K092, Class X3, IO, 2.32%, 5/25/2047 (m)	570		89
FNMA ACES Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039 (m)	2,757		186
FREMF Mortgage Trust
Series 2019-K736, Class C, 3.88%, 7/25/2026 (f) (m)	165		173
Series 2017-KF40, Class B, 2.86%, 11/25/2027 (f)(m)	373		356

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
GNMA
Series 2012-44, IO, 0.22%, 3/16/2049 (m)	2,085		11
Series 2013-80, IO, 0.71%, 3/16/2052 (m)	2,797		77
Series 2015-86, IO, 0.62%, 5/16/2052 (m)	1,686		58
Series 2014-186, IO, 0.70%, 8/16/2054 (m)	3,085		108
Series 2015-33, IO, 0.70%, 2/16/2056 (m)	3,160		124
Series 2015-59, IO, 0.92%, 6/16/2056 (m)	480		21
Series 2017-173, IO, 1.35%, 9/16/2057 (m)	1,194		95
Series 2017-86, IO, 0.78%, 5/16/2059 (m)	946		52
Series 2017-148, IO, 0.64%, 7/16/2059 (m)	1,137		54
Series 2017-171, IO, 0.69%, 9/16/2059 (m)	737		42
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044 (m)	29		28
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.46%, 7/15/2040 (m)	90		86
Velocity Commercial Capital Loan Trust
Series 2019-1, Class A, 3.76%, 3/25/2049 (f) (m)	48		50
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (f) (m)	815		831
Series 2019-3, Class A, 3.03%, 10/25/2049 (f) (m)	466		476

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,096)			9,538

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.5%
Banks — 0.0% (d)
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	–	(a)	294

Chemicals — 0.0% (d)
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	6		276

Electric Utilities — 0.1%
NextEra Energy, Inc. 6.22%, 9/1/2023 ($50 par value)	17		801

Food Products — 0.1%
Bunge Ltd. 4.88% ($100 par value)	4		421

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 ($50 par value)	4		200
Danaher Corp. Series B, 5.00%, 4/15/2023 ($1,000 par value)	–	(a)	245

			445

Machinery — 0.1%
Stanley Black & Decker, Inc. Series C, 5.00%, 5/15/2021 ($1,000 par value)	–	(a)	422

Multi-Utilities — 0.1%
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022 ($100 par value)	2		221
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)	4		385

			606

Semiconductors & Semiconductor Equipment — 0.0% (d)
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)	1		1,045

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,214)			4,310

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.1% (o)
Auto Components — 0.0% (d)
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (h)	5		5

Chemicals — 0.0% (d)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.97%, 6/1/2024 (h)	51		50

Communications Equipment — 0.0% (d)
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 12/15/2024 (h)	112		112

Food & Staples Retailing — 0.0% (d)
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024 ‡ (h)	44		44
Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025 ‡ (h)	60		45

			89

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Health Care Providers & Services — 0.0% (d)
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (h)	195		192

Hotels, Restaurants & Leisure — 0.0% (d)
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026 (h)	53		52

Machinery — 0.0% (d)
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.66%, 11/6/2024 (h)	61		60

Multiline Retail — 0.0% (d)
Neiman Marcus Group Ltd., Term Loan (3-MONTH PRIME + 7.50%), 10.75%, 10/25/2023 (h)	40		6

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., DIP Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.00%, 1/15/2021 ‡ (h)	300		300
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 5.75%, 12/31/2022 (h)	320		115
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023 (h)	51		36

			451

Pharmaceuticals — 0.0% (d)
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 6/2/2025 (h)	150		147

TOTAL LOAN ASSIGNMENTS (Cost $1,390)			1,164

MORTGAGE-BACKED SECURITIES — 0.0% (d)
FNMA, Other Pool # AN5182, 3.39%, 4/1/2027	343		389
GNMA I, 30 Year Pool # 323423, 8.50%, 6/15/2022	–	(a)	–	(a)

TOTAL MORTGAGE-BACKED SECURITIES (Cost $345)			389

	Shares (000)
PREFERRED STOCKS — 0.0% (d)
Internet & Direct Marketing Retail — 0.0% (d)
MYT Holding Co. * ‡ (Cost $72)	75		72

EXCHANGE-TRADED FUNDS — 0.0% (d)
International Equity — 0.0% (d)
iShares MSCI EAFE ETF(Cost $64)	1		64

	No. of Warrants (000)
WARRANTS — 0.0% (d)
Wireless Telecommunication Services — 0.0% (d)
iHeartMedia Capital I LLCexpiring 5/2/2039, price 1.00 USD * ‡ (Cost $52)	3		22

RIGHTS — 0.0% (d)
Containers & Packaging — 0.0% (d)
SCGP Solutions Co. Ltd., expiring 12/31/2020 (Thailand) *	2		–

Media—0.0% (d)
Media General, Inc., CVR * ‡	23		–	(a)

TOTAL RIGHTS (Cost $—)			–	(a)

	Shares (000)
SHORT-TERM INVESTMENTS — 4.1%
INVESTMENT COMPANIES — 4.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (e) (p)	33,801		33,825
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (e) (p)	528		528

TOTAL INVESTMENT COMPANIES (Cost $34,348)			34,353

Total Investments - 98.9% (Cost $686,542)			827,126
Other Assets Less Liabilities — 1.1%			9,368

Net Assets — 100.0%			836,494

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY**
United States	71.5%
United Kingdom	2.8
China	2.6
Japan	2.4
France	2.2
Switzerland	1.9
Germany	1.7
Taiwan	1.2
Netherlands	1.0
Others (each less than 1.0%)	8.5
Short-Term Investments	4.2

** Percentages indicated are based upon total investments as of September 30, 2020.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	Swiss Franc
CVA	Dutch Certification
CVR	Contingent Value Rights
DIP	Debtor-in-Possession
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FDR	Fiduciary Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2020.
(k)	Defaulted security.
(l)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2020.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	681	12/2020	USD	21,336	(580)
EURO STOXX 50 Index	212	12/2020	EUR	7,909	(295)
MSCI EAFE E-Mini Index	7	12/2020	USD	649	(13)
MSCI Emerging Markets E-Mini Index	311	12/2020	USD	16,923	(207)
Russell 2000 E-Mini Index	65	12/2020	USD	4,892	52
S&P 500 E-Mini Index	182	12/2020	USD	30,480	236
U.S. Treasury 10 Year Note	240	12/2020	USD	33,480	85
U.S. Treasury Ultra Bond	58	12/2020	USD	12,842	(115)

					(837)

Short Contracts
FTSE 100 Index	(108)	12/2020	GBP	(8,124)	251

					(586)

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of September 30, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	765	USD	828	Merrill Lynch International	10/2/2020	3
EUR	4,916	USD	5,729	Merrill Lynch International	10/2/2020	35
GBP	793	USD	1,010	Barclays Bank plc	10/2/2020	13
USD	843	CHF	765	Citibank, NA	10/2/2020	12
USD	219	EUR	185	Barclays Bank plc	10/2/2020	3
USD	5,597	EUR	4,731	TD Bank Financial Group	10/2/2020	50
USD	1,044	GBP	793	Citibank, NA	10/2/2020	21
HKD	10,831	USD	1,397	State Street Corp.	10/5/2020	–	(a)
USD	17	CNY	114	Royal Bank of Canada**	10/13/2020	–	(a)
AUD	2,610	USD	1,861	Credit Suisse International	10/22/2020	9
AUD	2,570	USD	1,817	TD Bank Financial Group	10/22/2020	24
CAD	1,348	USD	1,010	BNP Paribas	10/22/2020	3
CHF	1,729	GBP	1,439	Citibank, NA	10/22/2020	22
CHF	5,201	GBP	4,316	Goldman Sachs International	10/22/2020	80
CHF	1,711	JPY	194,613	BNP Paribas	10/22/2020	13
CHF	1,722	SEK	16,631	Credit Suisse International	10/22/2020	13
CLP	735,528	USD	932	Citibank, NA**	10/22/2020	5
COP	7,152,200	USD	1,860	Barclays Bank plc**	10/22/2020	7
EUR	262	CAD	407	Royal Bank of Canada	10/22/2020	1
EUR	4,772	CHF	5,134	Citibank, NA	10/22/2020	20
EUR	1,598	CHF	1,722	Goldman Sachs International	10/22/2020	5
EUR	1,596	CZK	43,003	BNP Paribas	10/22/2020	9
EUR	1,591	HUF	568,558	BNP Paribas	10/22/2020	32
EUR	1,593	JPY	195,237	Citibank, NA	10/22/2020	17
EUR	1,596	PLN	7,155	Barclays Bank plc	10/22/2020	21
EUR	4,789	SEK	49,922	BNP Paribas	10/22/2020	42
EUR	1,598	USD	1,871	Goldman Sachs International	10/22/2020	4
EUR	254	USD	296	TD Bank Financial Group	10/22/2020	1
GBP	6,623	AUD	11,802	Barclays Bank plc	10/22/2020	94
GBP	1,445	AUD	2,589	Goldman Sachs International	10/22/2020	10
GBP	7,220	CHF	8,544	Citibank, NA	10/22/2020	36
GBP	1,451	CHF	1,703	Goldman Sachs International	10/22/2020	22
GBP	1,454	JPY	197,135	Citibank, NA	10/22/2020	6
GBP	616	NZD	1,179	Goldman Sachs International	10/22/2020	14

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	735	USD	946	Barclays Bank plc	10/22/2020	3
GBP	726	USD	922	Credit Suisse International	10/22/2020	15
GBP	1,461	USD	1,868	Goldman Sachs International	10/22/2020	17
IDR	3,605,675	USD	240	Citibank, NA**	10/22/2020	2
ILS	3,240	EUR	793	BNP Paribas	10/22/2020	16
ILS	3,239	USD	941	BNP Paribas	10/22/2020	5
ILS	3,275	USD	954	Citibank, NA	10/22/2020	2
INR	139,588	USD	1,890	Barclays Bank plc**	10/22/2020	4
KRW	1,152,528	USD	971	Barclays Bank plc**	10/22/2020	17
KRW	2,225,807	USD	1,881	Citibank, NA**	10/22/2020	28
MXN	20,629	USD	925	Goldman Sachs International	10/22/2020	5
NZD	4,269	AUD	3,907	Citibank, NA	10/22/2020	26
NZD	1,485	USD	976	Goldman Sachs International	10/22/2020	7
RON	3,866	USD	922	Citibank, NA	10/22/2020	6
RUB	72,459	USD	919	Goldman Sachs International**	10/22/2020	12
SEK	25,286	EUR	2,400	Goldman Sachs International	10/22/2020	9
SEK	16,831	EUR	1,585	TD Bank Financial Group	10/22/2020	20
SEK	8,412	USD	925	BNP Paribas	10/22/2020	15
SEK	16,829	USD	1,849	Goldman Sachs International	10/22/2020	31
TRY	7,230	USD	925	Goldman Sachs International	10/22/2020	6
TWD	8,450	USD	290	Citibank, NA**	10/22/2020	3
USD	3,794	AUD	5,221	Citibank, NA	10/22/2020	55
USD	8,467	AUD	11,617	TD Bank Financial Group	10/22/2020	146
USD	1,907	BRL	10,038	Citibank, NA**	10/22/2020	121
USD	810	BRL	4,260	Goldman Sachs International**	10/22/2020	52
USD	798	CAD	1,050	TD Bank Financial Group	10/22/2020	9
USD	2,811	CLP	2,185,835	Barclays Bank plc**	10/22/2020	26
USD	2,053	CLP	1,569,574	Citibank, NA**	10/22/2020	53
USD	926	CLP	724,261	Goldman Sachs International**	10/22/2020	4
USD	2,614	COP	9,699,653	Goldman Sachs International**	10/22/2020	83
USD	954	EUR	805	BNP Paribas	10/22/2020	10
USD	16,444	EUR	13,853	Citibank, NA	10/22/2020	195
USD	16,910	EUR	14,386	Goldman Sachs International	10/22/2020	36
USD	2,829	GBP	2,189	Citibank, NA	10/22/2020	4
USD	955	IDR	14,106,057	Barclays Bank plc**	10/22/2020	7
USD	961	ILS	3,275	BNP Paribas	10/22/2020	5
USD	949	INR	69,931	Citibank, NA**	10/22/2020	1
USD	1,923	KRW	2,233,845	Barclays Bank plc**	10/22/2020	8
USD	1,878	KRW	2,181,999	Citibank, NA**	10/22/2020	7
USD	25,746	NZD	38,506	HSBC Bank, NA	10/22/2020	272
USD	975	RON	4,002	Citibank, NA	10/22/2020	13
USD	917	RUB	71,182	Barclays Bank plc**	10/22/2020	2
USD	2,782	RUB	214,148	Citibank, NA**	10/22/2020	31
USD	926	RUB	71,365	Goldman Sachs International**	10/22/2020	9
USD	1,894	SEK	16,562	Citibank, NA	10/22/2020	45
USD	360	SEK	3,149	Goldman Sachs International	10/22/2020	8
USD	3,786	SEK	33,460	TD Bank Financial Group	10/22/2020	49
USD	730	THB	22,903	Barclays Bank plc	10/22/2020	7
USD	926	TRY	7,123	BNP Paribas	10/22/2020	8
USD	3,699	ZAR	61,930	Barclays Bank plc	10/22/2020	11
USD	934	ZAR	15,653	BNP Paribas	10/22/2020	2
ZAR	31,731	USD	1,847	BNP Paribas	10/22/2020	43
ZAR	11,038	USD	653	Citibank, NA	10/22/2020	5
ZAR	15,880	USD	925	Goldman Sachs International	10/22/2020	20
AUD	2,555	USD	1,809	Merrill Lynch International	10/29/2020	21
CAD	3,572	USD	2,660	TD Bank Financial Group	10/29/2020	23
CHF	86	USD	93	BNP Paribas	10/29/2020	–	(a)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	602	USD	652	Merrill Lynch International	10/29/2020	2
DKK	496	USD	77	State Street Corp.	10/29/2020	1
EUR	491	USD	570	State Street Corp.	10/29/2020	6
GBP	24	USD	31	BNP Paribas	10/29/2020	– (a)
GBP	403	USD	513	Merrill Lynch International	10/29/2020	6
GBP	543	USD	687	State Street Corp.	10/29/2020	13
HKD	8,407	USD	1,084	State Street Corp.	10/29/2020	– (a)
JPY	17,557	USD	165	BNP Paribas	10/29/2020	2
JPY	612,051	USD	5,764	Merrill Lynch International	10/29/2020	41
JPY	55,532	USD	526	State Street Corp.	10/29/2020	1
SGD	391	USD	282	BNP Paribas	10/29/2020	4
USD	104	EUR	88	BNP Paribas	10/29/2020	1
USD	111	EUR	94	Goldman Sachs International	10/29/2020	1
USD	1,182	EUR	1,000	State Street Corp.	10/29/2020	9
USD	17	GBP	13	BNP Paribas	10/29/2020	– (a)
USD	878	GBP	652	Merrill Lynch International	10/29/2020	37
USD	483	GBP	369	State Street Corp.	10/29/2020	6
USD	83	SEK	730	Goldman Sachs International	10/29/2020	2
USD	240	SEK	2,086	State Street Corp.	10/29/2020	7
USD	299	SEK	2,618	TD Bank Financial Group	10/29/2020	7
GBP	172	USD	221	State Street Corp.	11/3/2020	1
USD	889	JPY	93,534	Standard Chartered Bank	11/4/2020	1

Total unrealized appreciation						2,435

JPY	93,534	USD	888	Standard Chartered Bank	10/2/2020	(1)
USD	657	JPY	69,721	Citibank, NA	10/2/2020	(4)
USD	225	JPY	23,814	Merrill Lynch International	10/2/2020	(1)
USD	1,397	HKD	10,831	TD Bank Financial Group	10/5/2020	– (a)
AUD	11,668	GBP	6,573	Barclays Bank plc	10/22/2020	(125)
AUD	11,719	USD	8,592	Citibank, NA	10/22/2020	(198)
BRL	11,798	USD	2,218	Citibank, NA**	10/22/2020	(119)
CAD	23,918	USD	18,143	BNP Paribas	10/22/2020	(180)
CHF	12,893	EUR	11,972	Citibank, NA	10/22/2020	(36)
CHF	1,735	GBP	1,472	Credit Suisse International	10/22/2020	(15)
CHF	4,455	USD	4,908	Barclays Bank plc	10/22/2020	(69)
CHF	640	USD	706	Citibank, NA	10/22/2020	(10)
CLP	3,023,925	USD	3,942	Citibank, NA**	10/22/2020	(90)
CNY	12,904	USD	1,902	Credit Suisse International**	10/22/2020	(2)
COP	3,530,332	USD	947	Citibank, NA**	10/22/2020	(26)
CZK	42,286	EUR	1,587	BNP Paribas	10/22/2020	(29)
CZK	23,720	USD	1,054	BNP Paribas	10/22/2020	(26)
CZK	63,255	USD	2,815	Citibank, NA	10/22/2020	(74)
EUR	1,617	CHF	1,747	Goldman Sachs International	10/22/2020	(1)
EUR	9,520	SEK	101,333	Goldman Sachs International	10/22/2020	(151)
EUR	3,182	USD	3,740	BNP Paribas	10/22/2020	(9)
EUR	12,790	USD	15,173	Citibank, NA	10/22/2020	(172)
EUR	798	USD	939	Credit Suisse International	10/22/2020	(3)
EUR	1,591	USD	1,868	Goldman Sachs International	10/22/2020	(2)
GBP	6,572	EUR	7,235	Citibank, NA	10/22/2020	(4)
GBP	1,457	JPY	201,239	Barclays Bank plc	10/22/2020	(29)
GBP	1,484	USD	1,926	Citibank, NA	10/22/2020	(11)
HUF	836,488	USD	2,765	Citibank, NA	10/22/2020	(68)
IDR	4,435,592	USD	298	Barclays Bank plc**	10/22/2020	– (a)
ILS	3,300	USD	966	BNP Paribas	10/22/2020	(3)
INR	140,114	USD	1,903	Barclays Bank plc**	10/22/2020	(2)
JPY	298,686	CHF	2,627	Goldman Sachs International	10/22/2020	(21)
JPY	196,276	EUR	1,596	BNP Paribas	10/22/2020	(11)
JPY	195,422	GBP	1,461	Goldman Sachs International	10/22/2020	(32)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	48,050	USD	2,255	Barclays Bank plc	10/22/2020	(87)
MXN	18,165	USD	846	BNP Paribas	10/22/2020	(26)
MXN	20,032	USD	941	Goldman Sachs International	10/22/2020	(37)
NZD	21,273	CAD	18,865	Citibank, NA	10/22/2020	(96)
NZD	1,341	GBP	691	Citibank, NA	10/22/2020	(4)
PLN	7,143	EUR	1,591	Goldman Sachs International	10/22/2020	(18)
PLN	30,121	USD	8,020	Citibank, NA	10/22/2020	(227)
RON	4,002	USD	972	Barclays Bank plc	10/22/2020	(11)
RUB	379,105	USD	5,023	Goldman Sachs International**	10/22/2020	(152)
SEK	49,984	EUR	4,800	Citibank, NA	10/22/2020	(48)
SEK	33,504	EUR	3,200	Goldman Sachs International	10/22/2020	(12)
SEK	8,951	EUR	860	Union Bank of Switzerland AG	10/22/2020	(9)
SEK	7,624	USD	872	Barclays Bank plc	10/22/2020	(21)
SEK	128,307	USD	14,637	Citibank, NA	10/22/2020	(307)
SEK	16,484	USD	1,882	Goldman Sachs International	10/22/2020	(41)
SEK	9,585	USD	1,092	Union Bank of Switzerland AG	10/22/2020	(22)
SGD	2,581	USD	1,902	Goldman Sachs International	10/22/2020	(11)
THB	30,332	USD	967	Barclays Bank plc	10/22/2020	(10)
THB	37,087	USD	1,193	BNP Paribas	10/22/2020	(23)
THB	21,173	USD	671	Goldman Sachs International	10/22/2020	(2)
TRY	7,217	USD	934	Barclays Bank plc	10/22/2020	(4)
TRY	28,744	USD	3,774	BNP Paribas	10/22/2020	(69)
TRY	14,323	USD	1,886	HSBC Bank, NA	10/22/2020	(40)
USD	985	CHF	913	Goldman Sachs International	10/22/2020	(7)
USD	1,881	CNY	12,815	BNP Paribas**	10/22/2020	(6)
USD	1,871	EUR	1,600	Goldman Sachs International	10/22/2020	(5)
USD	3,741	GBP	2,914	Goldman Sachs International	10/22/2020	(19)
USD	1,886	IDR	28,261,881	Barclays Bank plc**	10/22/2020	(14)
USD	1,148	IDR	17,199,691	Goldman Sachs International**	10/22/2020	(7)
USD	2,781	INR	205,925	Citibank, NA**	10/22/2020	(13)
USD	1	JPY	58	Citibank, NA	10/22/2020	– (a)
USD	1,852	MXN	41,904	Goldman Sachs International	10/22/2020	(38)
USD	2,030	PHP	98,630	Citibank, NA**	10/22/2020	(4)
USD	1,852	SEK	16,888	BNP Paribas	10/22/2020	(34)
USD	1,810	TRY	14,175	Goldman Sachs International	10/22/2020	(16)
USD	5,005	TWD	145,727	Goldman Sachs International**	10/22/2020	(43)
USD	932	ZAR	15,723	Barclays Bank plc	10/22/2020	(5)
USD	936	ZAR	15,906	Goldman Sachs International	10/22/2020	(11)
ZAR	7,890	USD	487	Barclays Bank plc	10/22/2020	(17)
ZAR	31,139	USD	1,922	BNP Paribas	10/22/2020	(68)
CHF	120	USD	132	BNP Paribas	10/29/2020	(2)
CHF	52	USD	58	Merrill Lynch International	10/29/2020	(1)
CHF	87	USD	96	State Street Corp.	10/29/2020	(1)
DKK	699	USD	111	Merrill Lynch International	10/29/2020	(1)
DKK	298	USD	48	State Street Corp.	10/29/2020	(1)
EUR	77	USD	91	Citibank, NA	10/29/2020	– (a)
EUR	1,325	USD	1,571	Merrill Lynch International	10/29/2020	(17)
GBP	194	USD	255	Citibank, NA	10/29/2020	(4)
GBP	161	USD	210	State Street Corp.	10/29/2020	(1)
GBP	70	USD	94	TD Bank Financial Group	10/29/2020	(3)
JPY	3,481	USD	33	Goldman Sachs International	10/29/2020	– (a)
JPY	17,026	USD	162	Merrill Lynch International	10/29/2020	– (a)
NOK	1,513	USD	164	Merrill Lynch International	10/29/2020	(2)
SEK	4,077	USD	462	Merrill Lynch International	10/29/2020	(7)
SEK	332	USD	38	State Street Corp.	10/29/2020	(1)
USD	29	DKK	185	Goldman Sachs International	10/29/2020	– (a)
USD	706	DKK	4,515	Merrill Lynch International	10/29/2020	(5)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	126	DKK	807	State Street Corp.	10/29/2020	(1)
USD	61	EUR	52	BNP Paribas	10/29/2020	– (a)
USD	260	EUR	223	Citibank, NA	10/29/2020	(2)
USD	4,389	EUR	3,772	Merrill Lynch International	10/29/2020	(36)
USD	1,035	EUR	892	State Street Corp.	10/29/2020	(12)
USD	1,027	JPY	109,597	State Street Corp.	10/29/2020	(12)
USD	829	CHF	765	Merrill Lynch International	11/3/2020	(3)
USD	5,733	EUR	4,916	Merrill Lynch International	11/3/2020	(35)
USD	1,010	GBP	793	Barclays Bank plc	11/3/2020	(13)
USD	1,397	HKD	10,831	State Street Corp.	11/3/2020	– (a)

Total unrealized depreciation						(3,268)

Net unrealized depreciation						(833)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$10,972	$20,333		$31,305
Collateralized Mortgage Obligations	—	13,895	10,537		24,432
Commercial Mortgage-Backed Securities	—	7,261	2,277		9,538
Common Stocks
Aerospace & Defense	2,243	1,871	—		4,114
Air Freight & Logistics	—	424	—		424
Airlines	721	57	—		778
Auto Components	—	657	—		657
Automobiles	4,277	3,237	—		7,514
Banks	18,377	10,001	—		28,378
Beverages	4,553	4,598	—		9,151
Biotechnology	8,566	729	—		9,295
Building Products	3,651	688	—		4,339
Capital Markets	10,590	3,589	—		14,179
Chemicals	2,677	5,128	—		7,805
Commercial Services & Supplies	2,601	330	—		2,931
Communications Equipment	737	259	—		996
Construction & Engineering	306	1,190	—		1,496
Construction Materials	797	1,627	—		2,424
Consumer Finance	2,270	24	—		2,294
Containers & Packaging	3,694	38	—		3,732
Distributors	1,159	5	—		1,164
Diversified Consumer Services	642	8	—		650
Diversified Financial Services	1,548	596	—		2,144
Diversified Telecommunication Services	1,272	1,999	—		3,271
Electric Utilities	7,957	2,905	—		10,862
Electrical Equipment	3,409	3,537	—		6,946
Electronic Equipment, Instruments & Components	2,178	3,077	—		5,255
Energy Equipment & Services	—	32	—		32
Entertainment	5,684	669	—		6,353
Equity Real Estate Investment Trusts (REITs)	8,610	809	—		9,419
Food & Staples Retailing	3,491	1,642	3		5,136
Food Products	965	5,930	—		6,895
Gas Utilities	339	404	—		743
Health Care Equipment & Supplies	8,542	1,466	—		10,008
Health Care Providers & Services	9,736	368	—	(a)	10,104
Health Care Technology	491	118	—		609
Hotels, Restaurants & Leisure	4,576	1,781	—		6,357
Household Durables	1,676	3,696	—		5,372
Household Products	1,768	1,361	—		3,129
Independent Power and Renewable Electricity Producers	—	156	—		156

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Conglomerates	$2,234	$966	$—	$3,200
Insurance	7,553	12,380	—	19,933
Interactive Media & Services	8,631	5,848	—	14,479
Internet & Direct Marketing Retail	21,126	2,129	34	23,289
IT Services	13,833	3,215	—	17,048
Leisure Products	425	156	—	581
Life Sciences Tools & Services	2,636	1,330	—	3,966
Machinery	8,215	6,967	—	15,182
Marine	—	119	—	119
Media	6,609	229	—	6,838
Metals & Mining	260	3,895	—	4,155
Multiline Retail	568	275	27	870
Multi-Utilities	640	911	—	1,551
Oil, Gas & Consumable Fuels	5,329	3,226	—	8,555
Paper & Forest Products	45	202	—	247
Personal Products	814	3,364	—	4,178
Pharmaceuticals	9,920	10,157	—	20,077
Professional Services	1,666	2,795	11	4,472
Real Estate Management & Development	750	2,269	—	3,019
Road & Rail	7,949	518	—	8,467
Semiconductors & Semiconductor Equipment	20,783	6,162	—	26,945
Software	22,749	2,588	—	25,337
Specialty Retail	10,036	940	—	10,976
Technology Hardware, Storage & Peripherals	9,890	4,852	—	14,742
Textiles, Apparel & Luxury Goods	1,725	4,943	—	6,668
Thrifts & Mortgage Finance	253	856	—	1,109
Tobacco	590	848	—	1,438
Trading Companies & Distributors	14	1,738	—	1,752
Transportation Infrastructure	28	377	—	405
Water Utilities	—	63	—	63
Wireless Telecommunication Services	588	1,278	—	1,866

Total Common Stocks	295,962	150,602	75	446,639

Convertible Bonds	—	39,361	—	39,361
Convertible Preferred Stocks	4,310	—	—	4,310
Corporate Bonds	—	92,721	—	92,721
Exchange-Traded Funds	64	—	—	64
Investment Companies	122,586	—	—	122,586
Loan Assignments
Auto Components	—	5	—	5
Chemicals	—	50	—	50
Communications Equipment	—	112	—	112
Food & Staples Retailing	—	—	89	89
Health Care Providers & Services	—	192	—	192

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Hotels, Restaurants & Leisure	$—	$52		$—		$52
Machinery	—	60		—		60
Multiline Retail	—	6		—		6
Oil, Gas & Consumable Fuels	—	151		300		451
Pharmaceuticals	—	147		—		147

Total Loan Assignments	—	775		389		1,164

Mortgage-Backed Securities	—	389		—		389
Preferred Stocks	—	—		72		72
Rights
Containers & Packaging	—	—	(a)	—		—	(a)
Media	—	—		—	(b)	—	(b)

Total Rights	—	—	(a)	—	(b)	—	(b)

U.S. Treasury Obligations	—	20,170		—		20,170
Warrants	—	—		22		22
Short-Term Investments
Investment Companies	34,353	—		—		34,353

Total Investments in Securities	$457,275	$336,146		$33,705		$827,126

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,435		$—		$2,435
Futures Contracts	624	—		—		624

Total Appreciation in Other Financial Instruments	$624	$2,435		$—		$3,059

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,268)		$—		$(3,268)
Futures Contracts	(1,210)	—		—		(1,210)

Total Depreciation in Other Financial Instruments	$(1,210)	$(3,268)		$—		$(4,478)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of June 30, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2020

Investments in Securities:
Asset-Backed Securities	$20,226		$—	$302		$14		$—	(a)	$(1,530)	$1,321	$—	$20,333
Collateralized Mortgage Obligations	11,503		(86)	513		2		66		(1,461)	—	—	10,537
Commercial Mortgage-Backed Securities	2,000		—	65		—	(a)	—		—	212	—	2,277
Common Stocks - Food & Staples Retailing	3		—	—		—		—		—	—	—	3
Common Stocks - Health Care Providers & Services	—	(b)	—	—		—		—		—	—	—	—	(b)
Common Stocks - Internet & Direct Marketing Retail	—		—	30		—		4		—	—	—	34
Common Stocks - Multiline Retail	—		—	27		—		—		—	—	—	27
Common Stocks -Professional Services	—		—	(4)		—		15		—	—	—	11
Loan Assignments - Food & Staples Retailing	89		—	—	(a)	(1)		1		—	—	—	89
Loan Assignments - Oil, Gas & Consumable Fuels	—		—	—		—		300		—	—	—	300
Preferred Stocks - Internet & Direct Marketing Retail	—		—	—		—		72		—	—	—	72
Rights - Media	—	(a)	—	—		—		—		—	—	—	—	(a)
Warrants - Wireless Telecommunication Services	22		—	—		—		—		—	—	—	22

Total	$33,843		$(86)	$933		$15		$458		$(2,991)	$1,533	$—	$33,705

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $863,000.

There were no significant transfers into or out of level 3 for the period ended September 30, 2020.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at September 30, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$20,333		Discounted Cash Flow	Constant Prepayment Rate	0.00%-20.00% (8.52%)

				Constant Default Rate	0.00%-6.80% (2.27%)
				Yield (Discount Rate of Cash Flows)	1.21%-16.53% (2.96%)
Asset-Backed Securities	20,333
	2,277		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (36.48%)

				Constant Default Rate	0.00% -2.00% (0.73%)
				Yield (Discount Rate of Cash Flows)	1.68% -9.42% (2.97%)
Commercial Mortgage-Backed Securities	2,277
	9,823		Discounted Cash Flow	Constant Prepayment Rate	2.00% -32.00% (19.18%)

				Constant Default Rate	0.00% -5.60% (0.66%)
				Yield (Discount Rate of Cash Flows)	1.65% -5.90% (3.53%)
Commercial Mortgage Obligation	9,823
	3		Market Comparable Companies	EBITDA Multiple (b)	6.0x (6.0x)

Common Stock	3
	—	(c)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Rights	—	(c)
	343		Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)
	46		Market Comparable Companies	EBITDA Multiple (b)	6.0x (6.0x)

Loan Assignments	389

Total	$32,825

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2020, the value of these investments was approximately $880,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

(c) Amount rounds to less than one thousand.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$4,000	$27,256	$13,366	$88		$17	$17,995	1,448	$41		$—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	98,796	3,184	—	—		729	102,709	9,536	663		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	898	8	—	—		19	925	119	8		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	937	8	—	—		12	957	124	8		—
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	64,384	199,904	230,455	3		(11)	33,825	33,801	29		—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (a) (b)	627	2,856	2,955	—	(c)	—	528	528	—	(c)	—

Total	$169,642	$233,216	$246,776	$91		$766	$156,939		$749		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.